WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.1%

	Aerospace & Defense 2.6%
939,920	Loar Holdings, Inc.*	$75,766,951

	Application Software 4.6%
5,172,257	CCC Intelligent Solutions Holdings, Inc.*	26,688,846
350,828	Guidewire Software, Inc.*	43,169,386
683,507	Procore Technologies, Inc.*	27,764,054
2,515,625	SailPoint, Inc.*	36,828,750

		134,451,036

	Asset Management & Custody Banks 0.7%
265,472	Hamilton Lane, Inc., Class A	20,927,158

	Automotive Parts & Equipment 1.8%
1,065,713	XPEL, Inc.*	52,859,365

	Automotive Retail 1.6%
1,216,329	Valvoline, Inc.*	48,093,649

	Broadline Retail 5.5%
2,421,971	Global-e Online Ltd.*	84,115,053
1,018,031	Ollie’s Bargain Outlet Holdings, Inc.*	78,266,223

		162,381,276

	Building Products 8.2%
811,449	AAON, Inc.	102,940,420
203,851	CSW Industrials, Inc.	56,731,733
966,473	Trex Co., Inc.*	48,362,309
347,364	UFP Industries, Inc.	31,519,810

		239,554,272

	Cargo Ground Transportation 1.2%
85,516	Saia, Inc.*	36,015,919

	Construction & Engineering 1.5%
263,850	Everus Construction Group, Inc.*	43,785,907

	Construction Machinery & Heavy Transportation Equipment 4.2%
459,065	Allison Transmission Holdings, Inc.	51,754,988
550,499	Federal Signal Corp.	70,733,617

		122,488,605

	Electrical Components & Equipment 1.6%
112,955	Preformed Line Products Co.	46,374,805

	Electronic Components 1.3%
119,082	Bel Fuse, Inc., Class B	39,659,069

	Electronic Equipment & Instruments 2.2%
407,711	Novanta, Inc.*	66,147,033

	Electronic Manufacturing Services 2.9%
859,696	CTS Corp.	56,043,582
53,108	Fabrinet*	29,850,945

		85,894,527

	Environmental & Facilities Services 4.9%
1,491,620	Casella Waste Systems, Inc., Class A*	144,642,391

	Health Care Facilities 2.4%
435,226	Ensign Group, Inc.	69,766,728

	Home Improvement Retail 1.2%
589,572	Floor & Decor Holdings, Inc., Class A*	34,996,994

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Homebuilding 2.1%
715,911	Champion Homes, Inc.*	$63,086,077

	Industrial Machinery & Supplies & Components 10.0%
146,753	Enpro, Inc.	55,315,608
152,571	ESCO Technologies, Inc.	53,405,953
234,755	Kadant, Inc.	73,767,064
63,805	RBC Bearings, Inc.*	41,094,248
192,840	Standex International Corp.	68,973,083

		292,555,956

	Insurance Brokers 0.8%
509,293	Goosehead Insurance, Inc., Class A*	24,700,710

	Investment Banking & Brokerage 5.5%
1,015,433	Moelis & Co., Class A	66,429,627
354,339	PJT Partners, Inc., Class A	53,483,929
343,685	StoneX Group, Inc.*	40,726,672

		160,640,228

	Life Sciences Tools & Services 5.6%
136,556	Medpace Holdings, Inc.*	72,318,692
673,975	Repligen Corp.*	91,957,149

		164,275,841

	Managed Health Care 6.8%
2,228,785	HealthEquity, Inc.*	201,303,861

	Packaged Foods & Meats 1.1%
543,451	Freshpet, Inc.*	32,128,823

	Property & Casualty Insurance 2.1%
1,023,319	RLI Corp.	60,447,453

	Regional Banks 1.7%
945,360	Bank OZK	49,243,802

	Restaurants 1.0%
164,512	Wingstop, Inc.	28,528,026

	Semiconductor Materials & Equipment 5.9%
540,600	Camtek Ltd.*	88,182,672
111,214	Nova Ltd.*	60,382,529
332,318	PDF Solutions, Inc.*	23,524,791

		172,089,992

	Soft Drinks & Non-Alcoholic Beverages 1.2%
542,411	Vita Coco Co., Inc.*	35,875,064

	Specialty Chemicals 2.4%
411,133	Balchem Corp.	69,460,920

	Systems Software 2.3%
730,578	JFrog Ltd.*	66,394,929

	Trading Companies & Distributors 1.1%
284,534	SiteOne Landscape Supply, Inc.*	32,553,535

	Transaction & Payment Processing Services 2.1%
1,359,756	Paymentus Holdings, Inc., Class A*	32,851,705
622,906	Shift4 Payments, Inc., Class A*	30,298,148

		63,149,853

	Total Common Stocks (cost $2,479,811,680)	2,940,240,755

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $2,479,811,680) 100.1%	$2,940,240,755
	Liabilities less Other Assets (0.1%)	(4,324,306)

	NET ASSETS 100.0%	$2,935,916,449

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Core Growth Fund’s investments were in the following countries:

Country	%
Israel	7.9
United States	92.1

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.8%

	Apparel Retail 2.0%
160,592	Trent Ltd.	$5,578,155

	Asset Management & Custody Banks 6.4%
1,296,509	Kfin Technologies Ltd.	12,068,207
167,561	Prudent Corporate Advisory Services Ltd.	5,305,535

		17,373,742

	Automotive Retail 7.3%
703,117	Cartrade Tech Ltd.*	20,052,179

	Building Products 4.8%
419,150	Astral Ltd.	5,920,723
540,637	KRN Heat Exchanger & Refrigeration Ltd.*	7,179,594

		13,100,317

	Commodity Chemicals 1.6%
22,191	Solar Industries India Ltd.	4,389,113

	Computer & Electronics Retail 3.9%
1,526,811	Aditya Vision Ltd.	10,624,455

	Construction Machinery & Heavy Transportation Equipment 2.1%
515,680	Action Construction Equipment Ltd.	5,590,927

	Consumer Finance 16.3%
1,648,946	Bajaj Finance Ltd.	17,537,493
603,243	Cholamandalam Investment & Finance Co. Ltd.	11,428,802
2,896,961	Five-Star Business Finance Ltd.	15,486,871

		44,453,166

	Diversified Banks 4.3%
838,924	HDFC Bank Ltd.	7,080,063
1,152,524	Kotak Mahindra Bank Ltd.	4,781,182

		11,861,245

	Diversified Support Services 0.8%
748,315	CMS Info Systems Ltd.	2,222,172

	Electrical Components & Equipment 1.7%
44,096	Polycab India Ltd.	4,650,148

	Health Care Facilities 9.4%
2,152,922	Max Healthcare Institute Ltd.	25,710,850

	Health Care Services 0.9%
172,074	Vijaya Diagnostic Centre Ltd.	2,459,035

	Health Care Supplies 3.7%
568,991	Poly Medicure Ltd.	10,149,941

	Hotels, Resorts & Cruise Lines 4.2%
212,668	MakeMyTrip Ltd.*	11,333,078

	Industrial Machinery & Supplies & Components 3.9%
167,621	Azad Engineering Ltd.*	3,646,883
1,104,387	Elgi Equipments Ltd.	6,985,988

		10,632,871

	Insurance Brokers 1.0%
152,838	PB Fintech Ltd.*	2,633,274

	Investment Banking & Brokerage 3.3%
1,280,209	Billionbrains Garage Ventures Ltd.*	2,738,428
332,000	Nuvama Wealth Management Ltd.	6,345,161

		9,083,589

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 4.3%
170,057	Divi’s Laboratories Ltd.	$11,831,431

	Managed Health Care 3.7%
2,637,452	Medi Assist Healthcare Services Ltd.*	10,190,052

	Other Specialty Retail 1.8%
905,137	Lenskart Solutions Ltd.*	4,929,689

	Pharmaceuticals 6.1%
104,192	Acutaas Chemicals Ltd.	3,890,137
887,794	Aether Industries Ltd.*	12,760,106

		16,650,243

	Regional Banks 6.3%
1,577,207	AU Small Finance Bank Ltd.	17,307,576

	Restaurants 1.0%
995,374	Eternal Ltd.*	2,789,785

	Total Common Stocks (cost $224,162,383)	275,597,033

	Total Investments (cost $224,162,383) 100.8%§	275,597,033
	Liabilities less Other Assets (0.8%)	(2,160,136)

	NET ASSETS 100.0%	$273,436,897

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 96.65%. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.5%

	Aerospace & Defense 1.0%
3,805	LIG Defense&Aerospace Co. Ltd.	$1,765,826

	Airport Services 5.1%
191,972	Grupo Aeroportuario del Centro Norte SAB de CV	2,718,291
241,830	Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,115,896

		8,834,187

	Asset Management & Custody Banks 2.3%
418,660	Kfin Technologies Ltd.	3,896,984

	Broadline Retail 8.2%
5,042	MercadoLibre, Inc.*	8,558,241
58,739	Sea Ltd., ADR*	5,628,958

		14,187,199

	Construction & Engineering 4.1%
167,968	United Integrated Services Co. Ltd.	7,074,019

	Consumer Finance 8.3%
941,568	Bajaj Finance Ltd.	10,014,119
226,301	Cholamandalam Investment & Finance Co. Ltd.	4,287,409

		14,301,528

	Diversified Banks 2.9%
378,301	NU Holdings Ltd., Class A*	5,054,101

	Electrical Components & Equipment 9.5%
64,700	Contemporary Amperex Technology Co. Ltd., Class A	3,760,983
35,106	Polycab India Ltd.	3,702,106
986,202	WEG SA	8,961,652

		16,424,741

	Electronic Equipment & Instruments 7.1%
118,049	Chroma ATE, Inc.	8,203,634
253,558	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,002,889

		12,206,523

	Food Retail 2.8%
115,080	BBB Foods, Inc., Class A*	4,795,384

	Health Care Facilities 4.4%
631,889	Max Healthcare Institute Ltd.	7,546,211

	Heavy Electrical Equipment 0.9%
9,377	Sanil Electric Co. Ltd.	1,475,176

	Hotels, Resorts & Cruise Lines 3.0%
70,012	MakeMyTrip Ltd.*	3,730,940
38,029	Trip.com Group Ltd.*	1,512,041

		5,242,981

	Industrial Machinery & Supplies & Components 1.5%
408,135	Elgi Equipments Ltd.	2,581,727

	Insurance Brokers 2.6%
51,633	PB Fintech Ltd.*	889,595
86,253	Rasan Information Technology Co.*	3,549,109

		4,438,704

	Interactive Media & Services 1.4%
42,100	Tencent Holdings Ltd.	2,323,185

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Investment Banking & Brokerage 1.1%
97,934	Nuvama Wealth Management Ltd.	$1,871,708

	Life Sciences Tools & Services 4.4%
110,041	Divi’s Laboratories Ltd.	7,655,918

	Marine Ports & Services 2.6%
305,786	International Container Terminal Services, Inc.	4,449,550

	Other Specialty Retail 1.7%
538,828	Lenskart Solutions Ltd.*	2,934,643

	Pharmaceuticals 0.3%
35,568	Aether Industries Ltd.*	511,213

	Property & Casualty Insurance 1.0%
167,898	Qualitas Controladora SAB de CV	1,682,388

	Regional Banks 2.9%
458,699	AU Small Finance Bank Ltd.	5,033,561

	Restaurants 1.1%
670,697	Eternal Ltd.*	1,879,797

	Semiconductor Materials & Equipment 8.2%
168,368	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	8,490,761
27,410	Hon Precision, Inc.	5,631,472

		14,122,233

	Semiconductors 7.8%
31,892	Alchip Technologies Ltd.	4,271,301
15,047	ASPEED Technology, Inc.	7,939,674
20,556	LEENO Industrial, Inc.	1,132,806

		13,343,781

	Technology Hardware, Storage & Peripherals 4.3%
91,797	Asia Vital Components Co. Ltd.	7,425,478

	Total Common Stocks (cost $108,651,865)	173,058,746

	Total Investments (cost $108,651,865) 100.5%§	173,058,746
	Liabilities less Other Assets (0.5%)	(858,574)

	NET ASSETS 100.0%	$172,200,172

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 69.98%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2026, the Wasatch Emerging Markets Select Fund’s investments were in the following countries:

Country	%
Brazil	8.1
China	11.6
India	32.7
Mexico	8.8
Philippines	2.6
Saudi Arabia	2.1
Singapore	3.3
South Korea	2.5
Taiwan	23.4
United States	4.9

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.7%

	Aerospace & Defense 2.1%
2,227	LIG Defense&Aerospace Co. Ltd.	$1,033,508
34,383	Theon International PLC	1,173,660

		2,207,168

	Airport Services 0.8%
59,325	Grupo Aeroportuario del Centro Norte SAB de CV	840,032

	Asset Management & Custody Banks 1.3%
29,443	Kfin Technologies Ltd.	274,062
34,158	Prudent Corporate Advisory Services Ltd.	1,081,556

		1,355,618

	Automotive Retail 0.6%
21,473	Cartrade Tech Ltd.*	612,388

	Building Products 2.0%
158,469	KRN Heat Exchanger & Refrigeration Ltd.*	2,104,449

	Communications Equipment 4.8%
64,000	Accton Technology Corp.	5,104,778

	Computer & Electronics Retail 1.1%
97,240	Aditya Vision Ltd.	676,653
107,100	FPT Digital Retail JSC*	490,286

		1,166,939

	Construction & Engineering 4.6%
116,016	United Integrated Services Co. Ltd.	4,886,046

	Consumer Finance 2.5%
151,647	Cholamandalam Financial Holdings Ltd.	2,658,336

	Diversified Banks 6.9%
477,528	Commercial International Bank - Egypt (CIB)	1,240,925
17,407	Lion Finance Group PLC	2,617,564
812,900	Military Commercial Joint Stock Bank	781,107
185,958	Optima bank SA	2,127,274
9,103	TBC Bank Group PLC	534,825

		7,301,695

	Electrical Components & Equipment 9.1%
15,463	Bizlink Holding, Inc.	947,575
59,727	Cenergy Holdings SA	1,573,754
732,382	Electrical Industries Co.	2,814,867
308,300	Jiangsu Shemar Electric Co. Ltd., Class A	2,318,480
19,191	Polycab India Ltd.	2,023,789

		9,678,465

	Electronic Equipment & Instruments 8.7%
248,000	Argosy Research, Inc.	1,408,239
80,191	Chroma ATE, Inc.	5,572,750
4,961	Park Systems Corp.	808,578
88,396	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,395,497

		9,185,064

	Electronic Manufacturing Services 1.9%
3,598	Fabrinet*	2,022,364

	Food Retail 1.8%
45,184	BBB Foods, Inc., Class A*	1,882,817

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 0.8%
74,158	Max Healthcare Institute Ltd.	$885,617

	Health Care Services 1.0%
78,235	Vijaya Diagnostic Centre Ltd.	1,118,022

	Heavy Electrical Equipment 5.6%
258,800	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,537,565
7,843	Sanil Electric Co. Ltd.	1,233,849
240,520	TD Power Systems Ltd.	3,162,936

		5,934,350

	Human Resource & Employment Services 3.1%
2,529	Benefit Systems SA*	3,275,708

	Industrial Machinery & Supplies & Components 3.2%
51,945	Airtac International Group	2,201,869
12,764	Elgi Equipments Ltd.	80,741
93,899	Shenzhen Envicool Technology Co. Ltd., Class A	1,108,678

		3,391,288

	Insurance Brokers 4.9%
29,171	PB Fintech Ltd.*	502,592
113,283	Rasan Information Technology Co.*	4,661,331

		5,163,923

	Investment Banking & Brokerage 1.0%
485,675	Billionbrains Garage Ventures Ltd.*	1,038,882

	IT Consulting & Other Services 0.5%
7,068	Edarat Communication & Information Technology Co.*	536,139

	Life & Health Insurance 3.8%
252,529	Discovery Ltd.	4,077,716

	Other Specialty Retail 0.9%
180,098	Lenskart Solutions Ltd.*	980,876

	Packaged Foods & Meats 1.0%
31,289	Kri-Kri Milk Industry SA	1,086,825

	Pharmaceuticals 4.1%
95,131	Acutaas Chemicals Ltd.	3,551,833
52,754	Aether Industries Ltd.*	758,224

		4,310,057

	Property & Casualty Insurance 0.8%
80,752	Qualitas Controladora SAB de CV	809,159

	Regional Banks 2.9%
283,000	AU Small Finance Bank Ltd.	3,105,518

	Semiconductor Materials & Equipment 8.4%
125,768	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	6,342,452
3,563	Camtek Ltd.*	581,196
16,982	Horng Terng Automation Co. Ltd.	744,270
1,356	Nova Ltd.*	736,227
1,998	WinWay Technology Co. Ltd.	518,212

		8,922,357

	Semiconductors 6.4%
9,971	Alchip Technologies Ltd.	1,335,418
8,525	ASPEED Technology, Inc.	4,498,287
17,398	LEENO Industrial, Inc.	958,774

		6,792,479

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Technology Hardware, Storage & Peripherals 3.1%
23,000	Asia Vital Components Co. Ltd.	$1,860,475
44,991	AURAS Technology Co. Ltd.	1,457,009

		3,317,484

	Total Common Stocks (cost $69,968,250)	105,752,559

	Total Investments (cost $69,968,250) 99.7%§	105,752,559
	Other Assets less Liabilities 0.3%	329,800

	NET ASSETS 100.0%	$106,082,359

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 86.31%. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

Country	%
China	10.6
Cyprus	1.1
Egypt	1.2
Greece	4.5
India	23.3
Israel	1.2
Mexico	3.3
Poland	3.1
Saudi Arabia	7.6
South Africa	3.9
South Korea	3.8
Taiwan	28.9
Turkey	1.4
United Kingdom	3.0
United States	1.9
Vietnam	1.2

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.0%

	Aerospace & Defense 5.9%
124,185	Aselsan Elektronik Sanayi Ve Ticaret AS	$918,484
13,244	Theon International PLC	452,082

		1,370,566

	Airport Services 0.6%
5,925	Grupo Aeroportuario del Pacifico SAB de CV, Class B	149,844

	Asset Management & Custody Banks 6.5%
27,202	Georgia Capital PLC*	1,509,047

	Broadline Retail 2.9%
281	MercadoLibre, Inc.*	476,967
2,074	Sea Ltd., ADR*	198,751

		675,718

	Computer & Electronics Retail 0.5%
25,987	FPT Digital Retail JSC*	118,964

	Consumer Finance 7.3%
58,172	Bajaj Finance Ltd.	618,693
40,984	Cholamandalam Investment & Finance Co. Ltd.	776,466
1,126,079	U Consumer Finance*	282,159

		1,677,318

	Diversified Banks 21.6%
119,352	Banca Transilvania SA	1,009,958
167,182	Commercial International Bank - Egypt (CIB)	434,447
3,609	Credicorp Ltd.	1,405,994
456,384	HD Bank*	449,375
1,100,790	Military Commercial Joint Stock Bank	1,057,737
20,086	NU Holdings Ltd., Class A*	268,349
276,200	Vietnam Technological & Commercial Joint Stock Bank	352,614

		4,978,474

	Electrical Components & Equipment 7.7%
20,587	Cenergy Holdings SA	542,450
319,360	Electrical Industries Co.	1,227,441

		1,769,891

	Electronic Manufacturing Services 2.4%
980	Fabrinet*	550,838

	Food Retail 1.8%
9,736	BBB Foods, Inc., Class A*	405,699

	Heavy Electrical Equipment 4.8%
114,285	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	678,982
33,088	TD Power Systems Ltd.	435,121

		1,114,103

	Human Resource & Employment Services 3.3%
591	Benefit Systems SA*	765,498

	Insurance Brokers 6.6%
36,954	Rasan Information Technology Co.*	1,520,571

	IT Consulting & Other Services 1.6%
4,986	Edarat Communication & Information Technology Co.*	378,210

	Life & Health Insurance 4.7%
67,035	Discovery Ltd.	1,082,449

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Marine Ports & Services 7.5%
119,230	International Container Terminal Services, Inc.	$1,734,938

	Packaged Foods & Meats 2.1%
14,253	Kri-Kri Milk Industry SA	495,078

	Property & Casualty Insurance 0.9%
20,422	Qualitas Controladora SAB de CV	204,635

	Semiconductor Materials & Equipment 9.6%
6,280	Camtek Ltd.*	1,024,394
2,197	Nova Ltd.*	1,192,839

		2,217,233

	Wireless Telecommunication Services 2.7%
2,364,100	Safaricom PLC	621,843

	Total Common Stocks (cost $19,947,142)	23,340,917

	Total Investments (cost $19,947,142) 101.0%§	23,340,917
	Liabilities less Other Assets (1.0%)	(240,505)

	NET ASSETS 100.0%	$23,100,412

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 54.19%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

Country	%
Brazil	1.2
Cyprus	1.9
Egypt	3.1
Greece	4.4
India	7.8
Israel	9.5
Kenya	2.7
Mexico	3.3
Peru	6.0
Philippines	7.4
Poland	3.3
Romania	4.3
Saudi Arabia	13.4
Singapore	0.9
South Africa	4.6
Turkey	6.8
United Kingdom	6.5
United States	4.4
Vietnam	8.5

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Aerospace & Defense 1.9%
20,139	Exosens SAS	$1,315,392
19,009	Loar Holdings, Inc.*	1,532,315

		2,847,707

	Airport Services 0.9%
92,769	Grupo Aeroportuario del Centro Norte SAB de CV	1,313,593

	Application Software 4.6%
158,969	CCC Intelligent Solutions Holdings, Inc.*	820,280
14,502	Guidewire Software, Inc.*	1,784,471
448,076	Rakus Co. Ltd.	2,624,536
81,992	Technology One Ltd.	1,682,066

		6,911,353

	Asset Management & Custody Banks 3.6%
20,318	Cohen & Steers, Inc.	1,547,012
14,173	Hamilton Lane, Inc., Class A	1,117,258
301,391	Kfin Technologies Ltd.	2,805,417

		5,469,687

	Automotive Parts & Equipment 0.8%
24,623	XPEL, Inc.*	1,221,301

	Automotive Retail 0.9%
35,989	Valvoline, Inc.*	1,423,005

	Broadline Retail 3.9%
63,694	Global-e Online Ltd.*	2,212,093
47,932	Ollie’s Bargain Outlet Holdings, Inc.*	3,685,012

		5,897,105

	Building Products 5.5%
17,465	AAON, Inc.	2,215,610
61,871	Carel Industries SpA	2,244,528
7,328	CSW Industrials, Inc.	2,039,382
35,217	Trex Co., Inc.*	1,762,259

		8,261,779

	Cargo Ground Transportation 1.0%
3,492	Saia, Inc.*	1,470,691

	Construction & Engineering 2.6%
14,412	Construction Partners, Inc., Class A*	1,711,713
13,391	Everus Construction Group, Inc.*	2,222,237

		3,933,950

	Consumer Finance 3.2%
124,995	Cholamandalam Financial Holdings Ltd.	2,191,133
493,642	Five-Star Business Finance Ltd.	2,638,962

		4,830,095

	Diversified Metals & Mining 1.0%
507,838	Imdex Ltd.	1,447,130

	Diversified Support Services 1.6%
228,100	Japan Elevator Service Holdings Co. Ltd.	2,449,951

	Drug Retail 1.5%
117,600	Sugi Holdings Co. Ltd.	2,285,528

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Environmental & Facilities Services 2.5%
39,512	Casella Waste Systems, Inc., Class A*	$3,831,479

	Food Retail 1.1%
40,503	BBB Foods, Inc., Class A*	1,687,760

	Health Care Facilities 4.6%
22,235	Ensign Group, Inc.	3,564,270
284,168	Max Healthcare Institute Ltd.	3,393,621

		6,957,891

	Health Care Services 1.2%
130,501	Vijaya Diagnostic Centre Ltd.	1,864,933

	Home Improvement Retail 0.8%
21,129	Floor & Decor Holdings, Inc., Class A*	1,254,217

	Homebuilding 1.4%
24,462	Champion Homes, Inc.*	2,155,591

	Hotels, Resorts & Cruise Lines 2.0%
57,298	MakeMyTrip Ltd.*	3,053,410

	Industrial Machinery & Supplies & Components 6.4%
8,119	Kadant, Inc.	2,551,233
5,217	RBC Bearings, Inc.*	3,360,061
10,414	Standex International Corp.	3,724,776

		9,636,070

	Insurance Brokers 1.1%
18,872	Goosehead Insurance, Inc., Class A*	915,292
44,075	PB Fintech Ltd.*	759,376

		1,674,668

	Investment Banking & Brokerage 4.5%
268,604	AJ Bell PLC	2,181,522
28,111	Marex Group PLC	1,713,366
18,712	PJT Partners, Inc., Class A	2,824,389

		6,719,277

	Life Sciences Tools & Services 4.4%
43,456	Divi’s Laboratories Ltd.	3,023,378
6,659	Medpace Holdings, Inc.*	3,526,540

		6,549,918

	Managed Health Care 3.9%
64,477	HealthEquity, Inc.*	5,823,563

	Other Specialty Retail 0.8%
6,503	Five Below, Inc.*	1,169,174

	Packaged Foods & Meats 1.1%
27,429	Freshpet, Inc.*	1,621,602

	Pharmaceuticals 0.3%
27,697	Aether Industries Ltd.*	398,084

	Property & Casualty Insurance 0.5%
14,538	Definity Financial Corp.	771,260

	Regional Banks 5.1%
451,170	AU Small Finance Bank Ltd.	4,950,941
52,674	Bank OZK	2,743,789

		7,694,730

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 1.5%
61,527	BayCurrent, Inc.	$2,296,334

	Restaurants 0.5%
4,620	Wingstop, Inc.	801,154

	Semiconductor Materials & Equipment 3.5%
14,444	Camtek Ltd.*	2,356,105
5,285	Nova Ltd.*	2,869,438

		5,225,543

	Semiconductors 4.6%
8,149	ASPEED Technology, Inc.	4,299,887
22,082	LEENO Industrial, Inc.	1,216,901
14,999	Melexis NV	1,343,003

		6,859,791

	Soft Drinks & Non-Alcoholic Beverages 1.2%
26,684	Vita Coco Co., Inc.*	1,764,880

	Specialty Chemicals 2.0%
17,347	Balchem Corp.	2,930,776

	Systems Software 1.6%
26,591	JFrog Ltd.*	2,416,590

	Trading Companies & Distributors 7.3%
44,056	Diploma PLC	4,164,277
376,300	MonotaRO Co. Ltd.	4,279,905
150,469	OEM International AB, Class B	2,595,621

		11,039,803

	Transaction & Payment Processing Services 1.6%
50,105	Paymentus Holdings, Inc., Class A*	1,210,537
24,917	Shift4 Payments, Inc., Class A*	1,211,963

		2,422,500

	Total Common Stocks (cost $110,213,684)	148,383,873

	Total Investments (cost $110,213,684) 98.5%§	148,383,873
	Other Assets less Liabilities 1.5%	2,282,922

	NET ASSETS 100.0%	$150,666,795

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 37.31%. See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2026, the Wasatch Global Opportunities Fund’s investments were in the following countries:

Country	%
Australia	2.1
Belgium	0.9
Canada	0.5
France	0.9
India	16.9
Israel	5.0
Italy	1.5
Japan	9.4
Mexico	2.0
South Korea	0.8
Sweden	1.8
Taiwan	2.9
United Kingdom	5.4
United States	49.9

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%

	Aerospace & Defense 7.7%
2,182	HEICO Corp., Class A	$562,760
4,873	Loar Holdings, Inc.*	392,812

		955,572

	Application Software 5.7%
1,624	Guidewire Software, Inc.*	199,833
2,055	Manhattan Associates, Inc.*	286,159
5,446	Procore Technologies, Inc.*	221,217

		707,209

	Asset Management & Custody Banks 1.7%
2,699	Hamilton Lane, Inc., Class A	212,762

	Broadline Retail 6.6%
3,728	Dollarama, Inc.	493,176
195	MercadoLibre, Inc.*	330,991

		824,167

	Building Products 1.5%
2,083	Builders FirstSource, Inc.*	186,387

	Cargo Ground Transportation 3.4%
1,012	Saia, Inc.*	426,214

	Casinos & Gaming 1.8%
7,940	Lottomatica Group SpA	220,294

	Consumer Finance 4.3%
49,834	Bajaj Finance Ltd.	530,013

	Diversified Banks 2.9%
27,237	NU Holdings Ltd., Class A*	363,886

	Electrical Components & Equipment 3.7%
50,300	WEG SA	457,078

	Electronic Equipment & Instruments 4.5%
10,587	Halma PLC	553,365

	Environmental & Facilities Services 2.5%
7,293	Rollins, Inc.	304,410

	Health Care Facilities 2.9%
2,224	Ensign Group, Inc.	356,507

	Health Care Supplies 1.6%
8,300	Asahi Intecc Co. Ltd.	194,603

	Home Improvement Retail 2.6%
5,359	Floor & Decor Holdings, Inc., Class A*	318,110

	Hotels, Resorts & Cruise Lines 1.3%
4,117	Trip.com Group Ltd.*	163,693

	Industrial Machinery & Supplies & Components 5.4%
1,041	RBC Bearings, Inc.*	670,467

	Interactive Media & Services 2.0%
3,045	Scout24 SE	251,988

	Life Sciences Tools & Services 3.0%
5,421	Divi’s Laboratories Ltd.	377,157

	Managed Health Care 5.3%
7,273	HealthEquity, Inc.*	656,897

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Movies & Entertainment 2.0%
537	Spotify Technology SA*	$246,553

	Property & Casualty Insurance 4.1%
9,481	Definity Financial Corp.	502,979

	Research & Consulting Services 7.3%
7,517	BayCurrent, Inc.	280,553
6,148	UL Solutions, Inc., Class A	626,235

		906,788

	Semiconductor Materials & Equipment 4.9%
528	ASM International NV	607,190

	Semiconductors 6.2%
888	ASPEED Technology, Inc.	468,560
219	Monolithic Power Systems, Inc.	302,737

		771,297

	Trading Companies & Distributors 5.0%
6,182	Finning International, Inc.	436,674
15,976	MonotaRO Co. Ltd.	181,705

		618,379

	Total Common Stocks (cost $10,530,158)	12,383,965

	Total Investments (cost $10,530,158) 99.9%§	12,383,965
	Other Assets less Liabilities 0.1%	14,125

	NET ASSETS 100.0%	$12,398,090

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 30.88%. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Global Select Fund’s investments were in the following countries:

Country	%
Brazil	6.6
Canada	11.6
China	1.3
Germany	2.0
India	7.3
Italy	1.8
Japan	5.3
Netherlands	4.9
Sweden	2.0
Taiwan	3.8
United Kingdom	4.5
United States	48.9

TOTAL	100.0%

WASATCH GLOBAL SMALL CAP VALUE FUND (WACVX / WGCVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Advertising 0.8%
1,365	4imprint Group PLC	$66,630

	Aerospace & Defense 3.4%
42,467	Austal Ltd.*	119,205
8,401	Mildef Group AB	159,982

		279,187

	Asset Management & Custody Banks 3.2%
8,745	Pollen Street Group Ltd.	96,905
37,135	Qualitas Ltd.	78,674
10,507	Ridgepost Capital, Inc., Class A	82,690

		258,269

	Broadline Retail 4.4%
36,957	B&M European Value Retail PLC	95,672
3,572	Global-e Online Ltd.*	124,055
1,825	Ollie’s Bargain Outlet Holdings, Inc.*	140,306

		360,033

	Commercial & Residential Mortgage Finance 1.3%
2,112	Merchants Bancorp	105,600

	Commodity Chemicals 1.3%
9,697	Gulf Oil Lubricants India Ltd.	108,910

	Communications Equipment 2.3%
184,000	Plover Bay Technologies Ltd.	187,175

	Construction & Engineering 5.9%
1,158	Limbach Holdings, Inc.*	89,166
23,537	Maas Group Holdings Ltd.	86,855
46,867	Tasmea Ltd.	308,381

		484,402

	Construction Materials 1.1%
7,400	GCC SAB de CV	88,440

	Distributors 1.0%
371	Inter Cars SA	79,194

	Electrical Components & Equipment 1.7%
697	ASTA Energy Solutions AG*	54,370
19,883	Rosebank Industries PLC*	87,467

		141,837

	Electronic Equipment & Instruments 3.6%
30,000	Argosy Research, Inc.	170,352
2,600	Jeol Ltd.	120,594

		290,946

	Food Retail 1.2%
4,300	Halows Co. Ltd.	98,555

	Gold 1.5%
144,254	NeXGold Mining Corp.*	120,021

	Health Care Equipment 5.2%
158,376	AOTI, Inc.*	128,756
4,204	AtriCure, Inc.*	117,628
1,795	Axogen, Inc.*	82,911
40,000	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	92,559

		421,854

WASATCH GLOBAL SMALL CAP VALUE FUND (WACVX / WGCVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 2.3%
308,000	Chaoju Eye Care Holdings Ltd.	$96,328
6,023	CVS Group PLC	93,639

		189,967

	Health Care Supplies 1.6%
200,800	Riverstone Holdings Ltd.	132,823

	Heavy Electrical Equipment 1.9%
4,657	R&S Group Holding AG	157,531

	Homebuilding 1.3%
1,649	LGI Homes, Inc.*	105,008

	Human Resource & Employment Services 2.2%
2,577	Barrett Business Services, Inc.	91,535
186,199	PeopleIN Ltd.*	89,888

		181,423

	Industrial Machinery & Supplies & Components 1.2%
759	Krones AG	97,477

	Internet Services & Infrastructure 0.9%
7,100	User Local, Inc.	72,386

	Investment Banking & Brokerage 7.6%
2,559	Flow Traders Ltd.*	75,447
92,746	FRP Advisory Group PLC	140,861
2,308	Marex Group PLC	140,673
4,222	Nuvama Wealth Management Ltd.	80,691
4,570	Perella Weinberg Partners	72,937
717	PJT Partners, Inc., Class A	108,224

		618,833

	IT Consulting & Other Services 5.2%
17,000	Acer E-Enabling Service Business, Inc.	111,830
6,871	Hackett Group, Inc.	74,001
13,500	System Support Holdings, Inc.	81,096
49,700	ULS Group, Inc.	155,237

		422,164

	Life Sciences Tools & Services 1.2%
183	Medpace Holdings, Inc.*	96,915

	Oil & Gas Drilling 0.8%
7,316	Odfjell Drilling Ltd.	61,937

	Oil & Gas Equipment & Services 3.9%
18,943	Atlas Energy Solutions, Inc.	314,643

	Oil & Gas Exploration & Production 0.7%
1,147	Matador Resources Co.	57,098

	Other Specialty Retail 1.3%
11,568	Watches of Switzerland Group PLC*	108,890

	Pharmaceuticals 0.7%
153	Virbac SACA*	58,115

	Property & Casualty Insurance 1.7%
2,311	Skyward Specialty Insurance Group, Inc.*	134,847

WASATCH GLOBAL SMALL CAP VALUE FUND (WACVX / WGCVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Real Estate Services 1.4%
12,600	NS Group, Inc.	$113,742

	Regional Banks 4.1%
1,980	Plumas Bancorp	115,711
29,338	Shawbrook Group PLC*	126,670
1,151	Western Alliance Bancorp	94,612

		336,993

	Research & Consulting Services 3.6%
4,400	BayCurrent, Inc.	164,219
9,351	Elixirr International PLC	85,585
6,500	Public Policy Holding Co., Inc.	48,165

		297,969

	Semiconductors 2.7%
537	Elmos Semiconductor SE	111,249
1,258	Melexis NV	112,641

		223,890

	Specialized Finance 1.0%
19,867	Burford Capital Ltd.	81,455

	Specialty Chemicals 1.0%
12,500	Allied Supreme Corp.	85,162

	Steel 2.0%
4,547	Hill & Smith PLC	165,553

	Trading Companies & Distributors 6.5%
2,247	ADENTRA, Inc.	61,235
425	DXP Enterprises, Inc.*	71,715
150,985	Emeco Holdings Ltd.*	102,187
816	IMCD NV	73,786
10,010	NPK International, Inc.*	159,259
2,600	Totech Corp.	66,750

		534,932

	Transaction & Payment Processing Services 3.4%
11,645	Paymentus Holdings, Inc., Class A*	281,343

	Total Common Stocks (cost $7,523,287)	8,022,149

	Total Investments (cost $7,523,287) 98.1%§	8,022,149
	Other Assets less Liabilities 1.9%	157,553

	NET ASSETS 100.0%	$8,179,702

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 50.89%. See Notes to Schedules of Investments.

WASATCH GLOBAL SMALL CAP VALUE FUND (WACVX / WGCVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2026, the Wasatch Global Small Cap Value Fund’s investments were in the following countries:

Country	%
Australia	9.8
Belgium	1.4
Canada	2.2
China	2.3
France	0.7
Germany	3.3
Hong Kong	2.3
India	2.4
Israel	1.5
Japan	10.9
Mexico	1.1
Netherlands	1.9
Norway	0.8
Poland	1.0
Singapore	1.6
Sweden	2.0
Switzerland	2.0
Taiwan	4.6
United Kingdom	15.1
United States	33.1

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Apparel, Accessories & Luxury Goods 2.4%
53,500	PVH Corp.	$3,972,910

	Broadline Retail 2.0%
43,300	PDD Holdings, Inc., ADR*	3,302,924

	Consumer Staples Merchandise Retail 1.6%
23,200	Dollar General Corp.	2,670,552

	Diversified Banks 17.3%
44,000	Citigroup, Inc.	6,158,240
175,000	ING Groep NV, ADR	5,491,500
20,000	JPMorgan Chase & Co.	6,546,600
90,500	U.S. Bancorp	5,466,200
162,000	United Overseas Bank Ltd.	4,988,760

		28,651,300

	Diversified Metals & Mining 2.2%
30,000	Rio Tinto Ltd.	3,609,595

	Electric Utilities 6.4%
41,000	Duke Energy Corp.	5,189,780
116,000	Exelon Corp.	5,407,920

		10,597,700

	Food Retail 2.2%
90,000	Koninklijke Ahold Delhaize NV	3,621,813

	Gas Utilities 2.5%
131,000	Naturgy Energy Group SA	4,106,090

	Health Care Services 2.1%
16,100	Quest Diagnostics, Inc.	3,412,395

	Integrated Oil & Gas 8.3%
24,000	Chevron Corp.	3,978,240
69,000	Suncor Energy, Inc.	3,712,110
78,000	TotalEnergies SE	6,031,387

		13,721,737

	Integrated Telecommunication Services 5.3%
150,000	AT&T, Inc.	3,105,000
19,500,000	Telkom Indonesia Persero Tbk. PT	2,590,209
72,000	Verizon Communications, Inc.	3,048,480

		8,743,689

	IT Consulting & Other Services 2.1%
70,000	Amdocs Ltd.	3,537,800

	Managed Health Care 2.3%
59,500	Centene Corp.*	3,819,305

	Multi-Line Insurance 2.9%
96,500	AXA SA	4,835,559

	Other Specialized REITs 2.4%
151,000	VICI Properties, Inc.	4,009,050

	Paper & Plastic Packaging Products & Materials 2.7%
79,000	Sonoco Products Co.	4,451,650

	Paper Products 1.8%
110,000	UPM-Kymmene OYJ	2,915,813

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Passenger Airlines 2.5%
235,000	Japan Airlines Co. Ltd.	$4,106,480

	Pharmaceuticals 9.4%
27,000	Johnson & Johnson	6,857,190
31,500	Novartis AG	4,923,208
218,500	Shionogi & Co. Ltd.	3,733,403

		15,513,801

	Rail Transportation 3.0%
18,200	Union Pacific Corp.	4,950,400

	Real Estate Operating Companies 1.9%
50,000	LEG Immobilien SE	3,158,058

	Reinsurance 1.8%
5,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,071,532

	Retail REITs 2.4%
159,000	Kimco Realty Corp.	4,030,650

	Semiconductors 2.4%
29,000	Intel Corp.*	4,049,270

	Systems Software 3.3%
14,800	Microsoft Corp.	5,520,696

	Technology Hardware, Storage & Peripherals 1.5%
780,000	Chicony Electronics Co. Ltd.	2,565,316

	Tobacco 3.0%
45,500	KT&G Corp.	5,007,514

	Transaction & Payment Processing Services 1.1%
38,000	Fiserv, Inc.*	1,863,900

	Total Common Stocks (cost $120,974,049)	163,817,499

	Total Investments (cost $120,974,049) 98.8%§	163,817,499
	Other Assets less Liabilities 1.2%	1,996,327

	NET ASSETS 100.0%	$165,813,826

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 33.56%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2026, the Wasatch Global Value Fund’s investments were in the following countries:

Country	%
Australia	2.2
Canada	2.3
China	2.0
Finland	1.8
France	6.6
Germany	3.8
Indonesia	1.6
Japan	4.8
Netherlands	5.6
Singapore	3.0
South Korea	3.0
Spain	2.5
Switzerland	3.0
Taiwan	1.6
United States	56.2

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Aerospace & Defense 2.8%
46,621	Exosens SAS	$3,045,081
92,552	Mildef Group AB	1,762,491

		4,807,572

	Airport Services 0.8%
96,268	Grupo Aeroportuario del Centro Norte SAB de CV	1,363,138

	Apparel Retail 1.0%
15,583	Aritzia, Inc.*	1,718,333

	Application Software 2.5%
534,120	Rakus Co. Ltd.	3,128,525
57,142	Technology One Ltd.	1,172,268

		4,300,793

	Asset Management & Custody Banks 1.5%
26,195	Next Generation Technology Group, Inc.*	2,577,915

	Building Products 3.8%
177,063	Carel Industries SpA	6,423,411
5,142	KRN Heat Exchanger & Refrigeration Ltd.*	67,065

		6,490,476

	Casinos & Gaming 2.3%
144,320	Lottomatica Group SpA	4,004,125

	Communications Equipment 1.6%
2,778,781	Plover Bay Technologies Ltd.	2,826,733

	Construction & Engineering 3.4%
553,392	Tasmea Ltd.	3,641,277
49,907	United Integrated Services Co. Ltd.	2,101,847

		5,743,124

	Construction Machinery & Heavy Transportation Equipment 1.3%
30,352	FLSmidth & Co. AS	2,224,309

	Construction Materials 0.5%
74,700	Maeda Kosen Co. Ltd.	812,198

	Consumer Finance 1.6%
50,951	Cholamandalam Financial Holdings Ltd.	893,159
138,200	Premium Group Co. Ltd.	1,777,751

		2,670,910

	Diversified Banks 0.9%
128,561	Optima bank SA	1,470,679

	Diversified Metals & Mining 1.4%
838,685	Imdex Ltd.	2,389,908

	Diversified Real Estate Activities 1.8%
341,902	Patrizia SE	3,018,409

	Diversified Support Services 1.3%
211,386	Japan Elevator Service Holdings Co. Ltd.	2,270,431

	Drug Retail 1.5%
131,400	Sugi Holdings Co. Ltd.	2,553,728

	Electrical Components & Equipment 3.3%
9,827	ASTA Energy Solutions AG*	766,563
34,676	Cenergy Holdings SA	913,682
37,156	Pfisterer Holding SE	4,018,103

		5,698,348

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Components 1.4%
71,212	Kohoku Kogyo Co. Ltd.	$2,368,764

	Electronic Equipment & Instruments 6.4%
230,000	Argosy Research, Inc.	1,306,028
70,992	Halma PLC	3,710,637
170,002	Lagercrantz Group AB, Class B	4,482,972
9,281	Park Systems Corp.	1,512,681

		11,012,318

	Food Retail 1.8%
71,970	BBB Foods, Inc., Class A*	2,998,990

	Health Care Distributors 1.0%
208,787	Asker Healthcare Group AB	1,695,674

	Health Care Facilities 1.1%
154,645	Max Healthcare Institute Ltd.	1,846,818

	Health Care Supplies 2.9%
108,987	Asahi Intecc Co. Ltd.	2,555,319
3,715,200	Riverstone Holdings Ltd.	2,457,491

		5,012,810

	Heavy Electrical Equipment 2.8%
37,394	Sinfonia Technology Co. Ltd.	3,735,523
81,424	TD Power Systems Ltd.	1,070,759

		4,806,282

	Human Resource & Employment Services 1.8%
2,421	Benefit Systems SA*	3,135,820

	Industrial Machinery & Supplies & Components 3.2%
53,000	Airtac International Group	2,246,589
9,412	Kardex Holding AG	2,636,257
38,841	Stabilus SE	673,032

		5,555,878

	Interactive Media & Services 0.5%
9,937	Scout24 SE	822,332

	Investment Banking & Brokerage 6.8%
643,626	AJ Bell PLC	5,227,340
68,476	flatexDEGIRO SE	2,940,099
56,353	Marex Group PLC	3,434,715

		11,602,154

	Life & Health Insurance 2.0%
211,119	Discovery Ltd.	3,409,048

	Other Specialty Retail 3.3%
57,671	Jumbo SA	1,479,706
434,187	Watches of Switzerland Group PLC*	4,087,020

		5,566,726

	Pharmaceuticals 0.5%
20,255	Acutaas Chemicals Ltd.	756,246
6,446	Aether Industries Ltd.*	92,647

		848,893

	Property & Casualty Insurance 3.5%
97,910	Definity Financial Corp.	5,194,252
82,618	Qualitas Controladora SAB de CV	827,857

		6,022,109

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 3.3%
306,502	AU Small Finance Bank Ltd.	$3,363,418
543,941	Shawbrook Group PLC*	2,348,517

		5,711,935

	Research & Consulting Services 1.5%
69,700	BayCurrent, Inc.	2,601,369

	Semiconductor Materials & Equipment 4.5%
16,628	Camtek Ltd.*	2,712,359
313,952	Japan Material Co. Ltd.	5,056,919

		7,769,278

	Semiconductors 1.9%
3,041	ASPEED Technology, Inc.	1,604,609
18,788	Melexis NV	1,682,267

		3,286,876

	Specialty Chemicals 2.3%
44,963	5N Plus, Inc.*	1,387,964
12,670	Alzchem Group AG	2,514,929

		3,902,893

	Trading Companies & Distributors 11.8%
55,370	Diploma PLC	5,233,702
23,312	IMCD NV	2,107,960
456,548	MonotaRO Co. Ltd.	5,192,618
442,453	OEM International AB, Class B	7,632,405

		20,166,685

	Total Common Stocks (cost $123,300,085)	167,084,781

	Total Investments (cost $123,300,085) 97.6%§	167,084,781
	Other Assets less Liabilities 2.4%	4,152,592

	NET ASSETS 100.0%	$171,237,373

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 79.95%. See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2026, the Wasatch International Growth Fund’s investments were in the following countries:

Country	%
Australia	4.3
Belgium	1.0
Canada	5.0
Denmark	1.3
France	1.8
Germany	8.8
Greece	2.3
Hong Kong	1.7
India	4.9
Israel	1.6
Italy	6.2
Japan	20.7
Mexico	3.1
Netherlands	1.3
Poland	1.9
Singapore	1.5
South Africa	2.0
South Korea	0.9
Sweden	9.3
Switzerland	1.6
Taiwan	4.4
United Kingdom	14.4

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.9%

	Aerospace & Defense 4.0%
220,897	GomSpace Group AB*	$342,562
41,416	Mildef Group AB	788,695

		1,131,257

	Apparel Retail 1.4%
43,000	HUMAN MADE, Inc.*	400,296

	Application Software 1.6%
76,664	Rakus Co. Ltd.	449,048

	Asset Management & Custody Banks 7.0%
5,500	Next Generation Technology Group, Inc.*	541,268
15,968	Prudent Corporate Advisory Services Ltd.	505,600
299,610	Qualitas Ltd.	634,751
30,838	Tatton Asset Management PLC	304,334

		1,985,953

	Automotive Retail 3.0%
29,874	Cartrade Tech Ltd.*	851,976

	Building Products 1.6%
33,445	KRN Heat Exchanger & Refrigeration Ltd.*	444,146

	Communications Equipment 2.7%
741,618	Plover Bay Technologies Ltd.	754,416

	Computer & Electronics Retail 1.0%
62,790	FPT Digital Retail JSC*	287,442

	Construction & Engineering 6.1%
104,346	Maas Group Holdings Ltd.	385,052
206,611	Tasmea Ltd.	1,359,484

		1,744,536

	Consumer Finance 4.2%
87,671	Five-Star Business Finance Ltd.	468,681
55,950	Premium Group Co. Ltd.	719,719

		1,188,400

	Distributors 1.5%
19,670	Supply Network Ltd.	436,341

	Diversified Banks 2.1%
51,497	Optima bank SA	589,102

	Diversified Support Services 3.5%
30,854	Black Diamond Group Ltd.	401,815
55,900	Japan Elevator Service Holdings Co. Ltd.	600,404

		1,002,219

	Drug Retail 1.8%
65,250	Apotea AB	499,571

	Electrical Components & Equipment 0.9%
3,375	ASTA Energy Solutions AG*	263,270

	Electronic Components 2.4%
6,717	Kohoku Kogyo Co. Ltd.	223,431
52,932	SEMCNS Co. Ltd.*	459,423

		682,854

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 8.4%
169,000	Argosy Research, Inc.	$959,647
14,446	Nayax Ltd.*	937,917
3,090	Park Systems Corp.	503,629

		2,401,193

	Gold 1.7%
590,574	NeXGold Mining Corp.*	491,364

	Health Care Equipment 0.9%
111,000	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	256,853

	Health Care Facilities 1.0%
4,368	Clinica Baviera SA	287,474

	Health Care Services 1.5%
9,485	Diagnostyka SA, Series F	438,406

	Health Care Technology 0.8%
20,700	eWeLL Co. Ltd.	236,820

	Industrial Machinery & Supplies & Components 0.8%
39,502	Circus SE*	241,261

	Internet Services & Infrastructure 1.1%
29,500	User Local, Inc.	300,757

	Investment Banking & Brokerage 5.6%
72,152	AJ Bell PLC	585,997
400,910	FRP Advisory Group PLC	608,896
14,933	JDC Group AG*	387,318

		1,582,211

	IT Consulting & Other Services 4.7%
38,058	baudroie, Inc.	620,554
3,756	Edarat Communication & Information Technology Co.*	284,909
137,400	ULS Group, Inc.	429,166

		1,334,629

	Managed Health Care 1.5%
110,403	Medi Assist Healthcare Services Ltd.*	426,553

	Packaged Foods & Meats 3.0%
24,842	Kri-Kri Milk Industry SA	862,888

	Personal Care Products 1.5%
24,460	Sarantis SA	413,071

	Real Estate Services 1.6%
17,988	AZOOM Co. Ltd.	463,404

	Regional Banks 1.0%
68,922	Shawbrook Group PLC*	297,577

	Research & Consulting Services 2.1%
63,975	Elixirr International PLC	585,531

	Semiconductor Materials & Equipment 3.2%
6,000	Horng Terng Automation Co. Ltd.	262,962
40,200	Japan Material Co. Ltd.	647,513

		910,475

	Semiconductors 2.6%
3,531	Elmos Semiconductor SE	731,510

	Specialized Finance 1.5%
51,000	J-Lease Co. Ltd.	414,899

	Specialty Chemicals 1.6%
14,720	5N Plus, Inc.*	454,392

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Technology Hardware, Storage & Peripherals 1.8%
149,781	Concurrent Technologies PLC	$520,279

	Trading Companies & Distributors 4.2%
582,109	Emeco Holdings Ltd.*	393,972
30,894	Momentum Group AB	361,947
106,685	Zedcor, Inc.*	432,532

		1,188,451

	Total Common Stocks (cost $23,016,303)	27,550,825

	Total Investments (cost $23,016,303) 96.9%§	27,550,825
	Other Assets less Liabilities 3.1%	892,947

	NET ASSETS 100.0%	$28,443,772

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 70.15%. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch International Opportunities Fund’s investments were in the following countries:

Country	%
Australia	11.7
Canada	6.5
China	0.9
Germany	5.9
Greece	6.8
Hong Kong	2.7
India	9.8
Israel	3.4
Japan	22.0
Poland	1.6
Saudi Arabia	1.0
South Korea	3.5
Spain	1.1
Sweden	7.2
Taiwan	4.4
United Kingdom	10.5
Vietnam	1.0

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Aerospace & Defense 4.7%
3,253	BAE Systems PLC	$79,720
3,357	Kongsberg Gruppen ASA	101,166

		180,886

	Broadline Retail 3.9%
1,145	Dollarama, Inc.	151,472

	Building Products 1.9%
66	Belimo Holding AG	74,209

	Casinos & Gaming 3.9%
5,382	Lottomatica Group SpA	149,323

	Construction & Engineering 7.5%
1,690	AtkinsRealis Group, Inc.	104,957
3,200	Kraftia Corp.	184,916

		289,873

	Construction Machinery & Heavy Transportation Equipment 7.2%
20,706	Kongsberg Maritime AS*	107,186
9,800	Metso OYJ	170,412

		277,598

	Diversified Banks 5.1%
9,006	Bankinter SA	150,813
5,682	NOBA Bank Group AB	45,773

		196,586

	Electrical Components & Equipment 3.8%
626	Pfisterer Holding SE	67,696
460	Prysmian SpA	77,438

		145,134

	Electronic Equipment & Instruments 5.2%
2,680	Halma PLC	140,079
120	Keyence Corp.	60,659

		200,738

	Health Care Equipment 4.1%
816	ResMed, Inc.	159,022

	Health Care Supplies 1.6%
2,600	Asahi Intecc Co. Ltd.	60,960

	Industrial Machinery & Supplies & Components 4.5%
4,400	Ebara Corp.	172,315

	Interactive Home Entertainment 0.9%
800	Nintendo Co. Ltd.	33,632

	Interactive Media & Services 2.1%
952	Scout24 SE	78,782

	Movies & Entertainment 4.5%
377	Spotify Technology SA*	173,092

	Oil & Gas Equipment & Services 2.9%
1,697	TechnipFMC PLC	112,511

	Oil & Gas Exploration & Production 1.7%
6,468	Whitecap Resources, Inc.	67,177

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Storage & Transportation 0.9%
170	Gaztransport Et Technigaz SA	$36,027

	Other Specialty Retail 4.3%
6,482	Jumbo SA	166,313

	Property & Casualty Insurance 4.5%
3,259	Definity Financial Corp.	172,894

	Regional Banks 2.7%
11,900	SBI Shinsei Bank Ltd.	101,841

	Research & Consulting Services 0.9%
950	BayCurrent, Inc.	35,456

	Semiconductor Materials & Equipment 9.4%
177	ASM International NV	203,547
473	BE Semiconductor Industries NV	156,209

		359,756

	Soft Drinks & Non-Alcoholic Beverages 4.9%
2,873	Coca-Cola HBC AG, Class DI	187,279

	Trading Companies & Distributors 5.7%
2,438	Finning International, Inc.	172,211
4,000	MonotaRO Co. Ltd.	45,495

		217,706

	Total Common Stocks (cost $3,243,264)	3,800,582

	Total Investments (cost $3,243,264) 98.8%§	3,800,582
	Other Assets less Liabilities 1.2%	46,539

	NET ASSETS 100.0%	$3,847,121

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 64.44%. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch International Select Fund’s investments were in the following countries:

Country	%
Canada	17.6
Finland	4.5
France	0.9
Germany	3.8
Greece	4.4
Italy	6.0
Japan	18.3
Netherlands	9.5
Norway	5.5
Spain	4.0
Sweden	5.8
Switzerland	1.9
United Kingdom	10.7
United States	7.1

TOTAL	100.0%

WASATCH INTERNATIONAL SMALL CAP VALUE FUND (WASVX / WGSVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.6%

	Advertising 1.3%
1,368	4imprint Group PLC	$66,777

	Aerospace & Defense 5.5%
36,172	Austal Ltd.*	101,535
9,109	Mildef Group AB	173,465

		275,000

	Asset Management & Custody Banks 3.3%
8,414	Pollen Street Group Ltd.	93,237
34,266	Qualitas Ltd.	72,596

		165,833

	Broadline Retail 1.9%
36,629	B&M European Value Retail PLC	94,823

	Commodity Chemicals 2.0%
8,919	Gulf Oil Lubricants India Ltd.	100,172

	Communications Equipment 3.8%
188,000	Plover Bay Technologies Ltd.	191,244

	Construction & Engineering 7.8%
25,138	Maas Group Holdings Ltd.	92,763
45,153	Tasmea Ltd.	297,103

		389,866

	Construction Materials 1.7%
7,000	GCC SAB de CV	83,660

	Distributors 1.6%
367	Inter Cars SA	78,340

	Electrical Components & Equipment 2.7%
570	ASTA Energy Solutions AG*	44,463
20,900	Rosebank Industries PLC*	91,941

		136,404

	Electronic Equipment & Instruments 5.3%
26,000	Argosy Research, Inc.	147,638
2,500	Jeol Ltd.	115,956

		263,594

	Food Retail 1.6%
3,500	Halows Co. Ltd.	80,219

	Gold 1.5%
86,946	NeXGold Mining Corp.*	72,340

	Health Care Equipment 3.7%
146,199	AOTI, Inc.*	118,856
28,000	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	64,792

		183,648

	Health Care Facilities 2.5%
167,000	Chaoju Eye Care Holdings Ltd.	52,230
4,665	CVS Group PLC	72,526

		124,756

	Health Care Supplies 2.7%
200,700	Riverstone Holdings Ltd.	132,757

WASATCH INTERNATIONAL SMALL CAP VALUE FUND (WASVX / WGSVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Heavy Electrical Equipment 2.9%
4,350	R&S Group Holding AG	$147,146

	Human Resource & Employment Services 1.8%
185,246	PeopleIN Ltd.*	89,428

	Industrial Machinery & Supplies & Components 1.0%
377	Krones AG	48,418

	Internet Services & Infrastructure 1.4%
6,800	User Local, Inc.	69,327

	Investment Banking & Brokerage 8.3%
1,892	Flow Traders Ltd.*	55,782
93,122	FRP Advisory Group PLC	141,433
2,297	Marex Group PLC	140,002
4,014	Nuvama Wealth Management Ltd.	76,715

		413,932

	IT Consulting & Other Services 6.1%
14,000	Acer E-Enabling Service Business, Inc.	92,095
14,100	System Support Holdings, Inc.	84,701
41,300	ULS Group, Inc.	128,999

		305,795

	Oil & Gas Drilling 1.2%
7,298	Odfjell Drilling Ltd.	61,784

	Other Specialty Retail 2.2%
11,541	Watches of Switzerland Group PLC*	108,636

	Packaged Foods & Meats 0.7%
34,000	Sappe PCL	33,774

	Pharmaceuticals 1.2%
161	Virbac SACA*	61,154

	Real Estate Services 2.2%
12,400	NS Group, Inc.	111,937

	Regional Banks 1.5%
17,328	Shawbrook Group PLC*	74,815

	Research & Consulting Services 4.5%
4,100	BayCurrent, Inc.	153,022
7,950	Elixirr International PLC	72,762

		225,784

	Semiconductors 4.9%
660	Elmos Semiconductor SE	136,731
1,193	Melexis NV	106,820

		243,551

	Specialty Chemicals 1.2%
9,000	Allied Supreme Corp.	61,317

	Steel 3.5%
4,790	Hill & Smith PLC	174,401

WASATCH INTERNATIONAL SMALL CAP VALUE FUND (WASVX / WGSVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trading Companies & Distributors 6.1%
2,242	ADENTRA, Inc.	$61,099
153,597	Emeco Holdings Ltd.*	103,955
861	IMCD NV	77,855
2,400	Totech Corp.	61,615

		304,524

	Total Common Stocks (cost $4,625,275)	4,975,156

	Total Investments (cost $4,625,275) 99.6%§	4,975,156
	Other Assets less Liabilities 0.4%	21,122

	NET ASSETS 100.0%	$4,996,278

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 76.90%. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch International Small Cap Value Fund’s investments were in the following countries:

Country	%
Australia	15.2
Belgium	2.1
Canada	2.7
China	2.4
France	1.2
Germany	4.6
Hong Kong	3.8
India	3.6
Japan	16.2
Mexico	1.7
Netherlands	2.7
Norway	1.2
Poland	1.6
Singapore	2.7
Sweden	3.5
Switzerland	3.0
Taiwan	6.0
Thailand	0.7
United Kingdom	22.7
United States	2.4

TOTAL	100.0%

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Automotive Parts & Equipment 2.5%
7,000	Magna International, Inc.	$460,300

	Broadline Retail 1.9%
4,650	PDD Holdings, Inc., ADR*	354,702

	Building Products 1.1%
8,900	Sanwa Holdings Corp.	208,653

	Diversified Banks 25.0%
9,200	DNB Bank ASA	273,905
40,597	HSBC Holdings PLC	767,660
25,094	ING Groep NV	791,799
476,500	Krung Thai Bank PCL	547,027
39,781	Nordea Bank Abp	753,971
39,919	Piraeus Bank SA*	415,511
4,720	Toronto-Dominion Bank	573,888
16,200	United Overseas Bank Ltd.	498,876

		4,622,637

	Diversified Metals & Mining 2.3%
3,471	Rio Tinto Ltd.	417,630

	Electronic Manufacturing Services 2.9%
39,800	Venture Corp. Ltd.	527,541

	Food Retail 1.4%
6,642	Koninklijke Ahold Delhaize NV	267,290

	Gas Utilities 3.7%
22,000	Naturgy Energy Group SA	689,572

	Health Care Distributors 2.2%
24,500	Medipal Holdings Corp.	396,956

	Industrial Machinery & Supplies & Components 2.3%
4,857	ANDRITZ AG	419,822

	Integrated Oil & Gas 10.1%
76,000	BP PLC	468,444
19,200	Eni SpA	450,464
6,941	Suncor Energy, Inc.	373,417
7,452	TotalEnergies SE	576,229

		1,868,554

	Integrated Telecommunication Services 3.3%
11,068	Deutsche Telekom AG	301,761
2,300,000	Telkom Indonesia Persero Tbk. PT	305,512

		607,273

	Multi-Line Insurance 3.7%
13,549	AXA SA	678,933

	Multi-Utilities 3.5%
39,100	National Grid PLC	644,905

	Paper Products 2.0%
14,100	UPM-Kymmene OYJ	373,754

	Passenger Airlines 2.9%
30,200	Japan Airlines Co. Ltd.	527,726

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 8.6%
1,300	Novartis AG	$203,180
10,411	Richter Gedeon Nyrt	403,573
7,146	Sanofi SA	611,009
21,500	Shionogi & Co. Ltd.	367,360

		1,585,122

	Real Estate Development 2.5%
353,000	Sino Land Co. Ltd.	463,643

	Real Estate Operating Companies 2.2%
6,431	LEG Immobilien SE	406,189

	Regional Banks 2.8%
27,600	Shizuoka Financial Group, Inc.	518,166

	Reinsurance 2.2%
725	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	404,884

	Soft Drinks & Non-Alcoholic Beverages 2.6%
17,400	Suntory Beverage & Food Ltd.	484,872

	Specialty Chemicals 2.1%
6,000	Arkema SA	378,480

	Tobacco 5.1%
7,347	British American Tobacco PLC	454,654
13,400	Japan Tobacco, Inc.	494,453

		949,107

	Total Common Stocks (cost $15,869,915)	18,256,711

	Total Investments (cost $15,869,915) 98.9%§	18,256,711
	Other Assets less Liabilities 1.1%	211,355

	NET ASSETS 100.0%	$18,468,066

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 87.87%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2026, the Wasatch International Value fund’s investments were in the following countries:

Country	%
Australia	2.3
Austria	2.3
Canada	7.7
China	1.9
Finland	6.2
France	12.3
Germany	6.1
Greece	2.3
Hong Kong	2.5
Hungary	2.2
Indonesia	1.7
Italy	2.5
Japan	16.4
Netherlands	5.8
Norway	1.5
Singapore	5.6
Spain	3.8
Switzerland	1.1
Thailand	3.0
United Kingdom	12.8

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 128.0%

	Aerospace & Defense 2.7%
13,069	Loar Holdings, Inc.* ††	$1,053,492

	Agricultural & Farm Machinery 2.5%
5,820	Alamo Group, Inc.	957,332

	Application Software 6.9%
133,840	CCC Intelligent Solutions Holdings, Inc.* ††	690,614
4,738	Circle Internet Group, Inc.* ††	296,741
7,955	Guidewire Software, Inc.* ††	978,863
17,110	Procore Technologies, Inc.* ††	695,008

		2,661,226

	Asset Management & Custody Banks 1.9%
9,202	Hamilton Lane, Inc., Class A††	725,394

	Automotive Parts & Equipment 2.0%
15,522	XPEL, Inc.* ††	769,891

	Automotive Retail 3.2%
31,371	Valvoline, Inc.* ††	1,240,409

	Biotechnology 4.4%
182,566	C4 Therapeutics, Inc.*	852,583
96,036	MacroGenics, Inc.*	443,686
57,441	Nkarta, Inc.*	162,558
5,573	Viking Therapeutics, Inc.* ††	217,403

		1,676,230

	Broadline Retail 3.7%
41,481	Global-e Online Ltd.*	1,440,635

	Building Products 2.5%
7,430	AAON, Inc.††	942,570

	Cargo Ground Transportation 2.5%
2,238	Saia, Inc.* ††	942,556

	Construction & Engineering 4.3%
5,115	Construction Partners, Inc., Class A* ††	607,509
6,318	Everus Construction Group, Inc.* ††	1,048,472

		1,655,981

	Construction Machinery & Heavy Transportation Equipment 5.3%
13,325	Allison Transmission Holdings, Inc.††	1,502,261
3,551	Oshkosh Corp.††	545,007

		2,047,268

	Consumer Finance 1.0%
11,150	EZCORP, Inc., Class A* ††	385,455

	Electronic Equipment & Instruments 3.4%
8,171	Novanta, Inc.* ††	1,325,663

	Electronic Manufacturing Services 3.0%
2,074	Fabrinet*	1,165,754

	Environmental & Facilities Services 4.4%
17,343	Casella Waste Systems, Inc., Class A* ††	1,681,751

	Health Care Facilities 3.8%
9,031	Ensign Group, Inc.††	1,447,669

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 6.6%
10,225	Addus HomeCare Corp.* ††	$1,027,306
24,062	Pediatrix Medical Group, Inc.*	609,490
24,026	Pennant Group, Inc.*	887,761

		2,524,557

	Health Care Supplies 3.3%
4,858	UFP Technologies, Inc.* ††	1,288,002

	Home Improvement Retail 2.3%
15,132	Floor & Decor Holdings, Inc., Class A* ††	898,235

	Homebuilding 3.2%
13,979	Champion Homes, Inc.* ††	1,231,829

	Industrial Machinery & Supplies & Components 8.9%
5,520	Kadant, Inc.††	1,734,550
2,624	RBC Bearings, Inc.* ††	1,690,013

		3,424,563

	Investment Banking & Brokerage 3.6%
20,918	Moelis & Co., Class A††	1,368,456

	Life Sciences Tools & Services 5.6%
3,007	Medpace Holdings, Inc.* ††	1,592,477
4,078	Repligen Corp.* ††	556,402

		2,148,879

	Managed Health Care 5.5%
23,385	HealthEquity, Inc.* ††	2,112,133

	Metal, Glass & Plastic Containers 2.6%
21,261	Silgan Holdings, Inc.††	986,298

	Other Specialty Retail 1.4%
38,737	Sally Beauty Holdings, Inc.* ††	547,741

	Packaged Foods & Meats 1.9%
12,425	Freshpet, Inc.* ††	734,566

	Pharmaceuticals 0.6%
19,882	Phathom Pharmaceuticals, Inc.* ††	215,720

	Property & Casualty Insurance 1.0%
3,748	Axis Capital Holdings Ltd.††	402,685

	Regional Banks 2.4%
18,058	Bank OZK††	940,641

	Research & Consulting Services 6.8%
14,040	ICF International, Inc.	1,022,955
15,833	UL Solutions, Inc., Class A††	1,612,749

		2,635,704

	Semiconductor Materials & Equipment 2.3%
12,558	PDF Solutions, Inc.* ††	888,981

	Semiconductors 1.2%
346	Monolithic Power Systems, Inc.††	478,297

	Systems Software 4.6%
19,501	JFrog Ltd.* ††	1,772,251

	Technology Distributors 2.6%
8,729	ScanSource, Inc.* ††	454,694
1,989	TD SYNNEX Corp.††	531,739

		986,433

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Transaction & Payment Processing Services 4.1%
11,104	Euronet Worldwide, Inc.* ††	$812,702
15,878	Shift4 Payments, Inc., Class A* ††	772,306
		1,585,008

	Total Common Stocks (cost $40,342,163)	49,290,255

	WARRANTS 0.0%

	Biotechnology 0.0%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	—

	Total Warrants (cost $36,977)	—

	COMMON STOCKS SOLD SHORT (46.0%)

	Aerospace & Defense 1.6%
(3,208)	Rocket Lab Corp.*	(326,093)
(51,415)	Satellogic, Inc., Class A*	(294,094)

		(620,187)

	Apparel Retail 0.9%
(15,418)	Revolve Group, Inc.*	(352,918)

	Application Software 6.1%
(40,936)	Asana, Inc., Class A*	(286,552)
(24,912)	Bitdeer Technologies Group, Class A* (Singapore)	(395,353)
(101,527)	CS Disco, Inc.*	(383,772)
(75,150)	Domo, Inc., Class B*	(235,220)
(4,171)	ServiceTitan, Inc., Class A*	(294,931)
(25,987)	SoundHound AI, Inc., Class A*	(168,136)
(46,140)	Sprinklr, Inc., Class A*	(238,082)
(86,006)	Thryv Holdings, Inc.*	(338,864)

		(2,340,910)

	Biotechnology 0.9%
(102,628)	Sana Biotechnology, Inc.*	(358,172)

	Communications Equipment 1.4%
(2,144)	Applied Optoelectronics, Inc.*	(317,655)
(232)	Lumentum Holdings, Inc.*	(199,070)

		(516,725)

	Construction & Engineering 0.8%
(11,533)	Ameresco, Inc., Class A*	(318,311)

	Consumer Finance 1.1%
(11,422)	Upstart Holdings, Inc.*	(404,681)

	Electrical Components & Equipment 1.7%
(17,649)	Fluence Energy, Inc.*	(350,862)
(22,043)	Sunrun, Inc.*	(294,935)

		(645,797)

	Electronic Equipment & Instruments 0.7%
(215,774)	SmartRent, Inc.*	(256,771)

	Health Care Equipment 0.9%
(30,308)	Alphatec Holdings, Inc.*	(262,164)
(64,583)	Pulmonx Corp.*	(83,958)

		(346,122)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 1.6%
(15,990)	Acadia Healthcare Co., Inc.*	$(472,185)
(676)	National HealthCare Corp.	(142,879)

		(615,064)

	Health Care Technology 0.9%
(33,578)	Phreesia, Inc.*	(345,518)

	Heavy Electrical Equipment 1.8%
(1,197)	Bloom Energy Corp., Class A*	(362,332)
(32,560)	NuScale Power Corp.*	(326,577)

		(688,909)

	Homebuilding 1.2%
(17,752)	Legacy Housing Corp.*	(466,345)

	Hotels, Resorts & Cruise Lines 1.6%
(1,462)	Hyatt Hotels Corp., Class A	(283,394)
(12,135)	Lindblad Expeditions Holdings, Inc.*	(342,692)

		(626,086)

	Interactive Home Entertainment 0.8%
(5,941)	ROBLOX Corp., Class A*	(323,072)

	Interactive Media & Services 2.0%
(25,434)	Angi, Inc.*	(151,332)
(169,847)	Nextdoor Holdings, Inc.*	(385,553)
(56,060)	Snap, Inc., Class A*	(248,906)

		(785,791)

	Internet Services & Infrastructure 1.6%
(9,385)	Applied Digital Corp.*	(350,060)
(804)	MongoDB, Inc.*	(270,064)

		(620,124)

	IT Consulting & Other Services 0.7%
(73,435)	BigBear.ai Holdings, Inc.*	(269,506)

	Leisure Facilities 1.0%
(9,321)	Life Time Group Holdings, Inc.*	(380,670)

	Leisure Products 1.1%
(67,809)	Peloton Interactive, Inc., Class A*	(400,751)

	Life Sciences Tools & Services 1.2%
(4,261)	Revvity, Inc.	(474,079)

	Other Specialty Retail 0.2%
(8,662)	Leslie’s, Inc.*	(87,919)

	Packaged Foods & Meats 1.1%
(276,065)	BRC, Inc., Class A*	(306,432)
(939)	J.M. Smucker Co.	(105,638)

		(412,070)

	Passenger Airlines 2.4%
(72,905)	Frontier Group Holdings, Inc.*	(576,679)
(38,296)	Joby Aviation, Inc.*	(341,600)

		(918,279)

	Personal Care Products 0.8%
(142,720)	Coty, Inc., Class A*	(308,275)

	Property & Casualty Insurance 0.5%
(1,173)	HCI Group, Inc.	(205,568)

	Real Estate Development 0.4%
(2,134)	Howard Hughes Holdings, Inc.*	(152,560)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Real Estate Services 1.7%
(211,688)	Real Brokerage, Inc.*	$(385,272)
(8,736)	Zillow Group, Inc., Class C*	(275,359)

		(660,631)

	Restaurants 2.2%
(4,741)	Cava Group, Inc.*	(372,074)
(51,743)	Sweetgreen, Inc., Class A*	(455,856)

		(827,930)

	Specialty Chemicals 0.6%
(1,733)	Albemarle Corp.	(234,007)

	Telecom Tower REITs 0.6%
(1,334)	SBA Communications Corp.	(235,398)

	Trading Companies & Distributors 1.0%
(3,887)	Xometry, Inc., Class A*	(375,173)

	Transaction & Payment Processing Services 1.9%
(4,043)	Affirm Holdings, Inc.*	(329,707)
(18,094)	Remitly Global, Inc.*	(405,486)

		(735,193)

	Water Utilities 1.0%
(8,007)	California Water Service Group	(389,541)

	Total Investments Sold Short (proceeds $20,530,755) (46.0%)	(17,699,053)

	Total Investments, Net of Investments Sold Short (cost $19,848,385) 82.0%	31,591,202

	Other Assets less Liabilities 18.0%	6,909,451

	NET ASSETS 100.0%	$38,500,653

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable. †Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2026 amounted to approximately $0 and represented 0.00% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short, were in the following countries:

Country	%
Israel	2.9
United States	97.1

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Aerospace & Defense 6.5%
202,404	Exosens SAS	$13,220,150
626,575	Mildef Group AB	11,932,023
380,963	TAT Technologies Ltd.*	18,373,846

		43,526,019

	Application Software 6.2%
140,235	Agilysys, Inc.*	14,654,557
423,997	Red Violet, Inc.*	27,017,089

		41,671,646

	Automotive Parts & Equipment 3.5%
2,334,450	Holley, Inc.*	5,952,847
353,495	XPEL, Inc.*	17,533,352

		23,486,199

	Biotechnology 1.1%
609,978	BriaPro Therapeutics Corp.* *** †	610
761,872	C4 Therapeutics, Inc.*	3,557,942
771,218	MacroGenics, Inc.*	3,563,027

		7,121,579

	Commercial & Residential Mortgage Finance 0.4%
2,273,900	LoanDepot, Inc., Class A*	2,842,375

	Communications Equipment 1.6%
144,148	Digi International, Inc.*	10,803,893

	Construction & Engineering 5.8%
171,812	Cardinal Infrastructure Group, Inc., Class A*	16,184,690
83,389	Limbach Holdings, Inc.*	6,420,953
987,935	Orion Group Holdings, Inc.*	16,617,067

		39,222,710

	Construction Materials 4.0%
1,186,405	Suncrete, Inc., Class A*	26,729,705

	Consumer Finance 1.4%
281,544	EZCORP, Inc., Class A*	9,732,976

	Education Services 3.7%
255,515	Lincoln Educational Services Corp.*	12,750,199
280,656	Universal Technical Institute, Inc.*	12,003,657

		24,753,856

	Electronic Components 0.7%
14,077	Bel Fuse, Inc., Class B	4,688,204

	Electronic Equipment & Instruments 7.9%
815,710	Arlo Technologies, Inc.*	10,995,771
515,175	LightPath Technologies, Inc., Class A*	8,423,111
240,630	Napco Security Technologies, Inc.	9,139,127
259,718	Nayax Ltd.*	16,862,253
359,239	Unusual Machines, Inc.*	8,011,030

		53,431,292

	Financial Exchanges & Data 1.7%
3,721,830	Open Lending Corp.*	11,574,891

	Health Care Equipment 2.9%
7,193,822	AOTI, Inc.* ‡‡ §§	5,848,404
293,589	Axogen, Inc.*	13,560,876

		19,409,280

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 3.6%
276,685	Castle Biosciences, Inc.*	$6,598,937
484,039	Pennant Group, Inc.*	17,885,241

		24,484,178

	Health Care Supplies 2.8%
511,133	OrthoPediatrics Corp.*	9,777,974
33,611	UFP Technologies, Inc.*	8,911,285

		18,689,259

	Home Furnishings 0.3%
5,024,165	Purple Innovation, Inc.*	1,793,627

	Homebuilding 3.2%
209,748	LGI Homes, Inc.*	13,356,753
526,284	Smith Douglas Homes Corp.* ‡‡	8,178,453

		21,535,206

	Industrial Machinery & Supplies & Components 6.0%
585,672	Elmet Group Co.*	11,561,165
429,959	Kornit Digital Ltd.*	6,986,834
60,346	Standex International Corp.	21,583,954

		40,131,953

	Insurance Brokers 0.5%
73,203	Goosehead Insurance, Inc., Class A*	3,550,346

	Leisure Products 1.2%
1,207,314	Latham Group, Inc.*	7,811,322

	Oil & Gas Equipment & Services 2.2%
886,299	Atlas Energy Solutions, Inc.	14,721,426

	Packaged Foods & Meats 4.7%
122,442	Freshpet, Inc.*	7,238,771
1,013,727	Mama’s Creations, Inc.*	18,095,027
638,484	Suja Life, Inc., Class A*	6,486,997

		31,820,795

	Pharmaceuticals 3.6%
642,475	Aquestive Therapeutics, Inc.*	2,672,696
91,924	Eton Pharmaceuticals, Inc.*	3,327,649
1,384,940	Journey Medical Corp.* ‡‡	9,805,375
806,558	Phathom Pharmaceuticals, Inc.*	8,751,154

		24,556,874

	Property & Casualty Insurance 1.7%
609,256	American Integrity Insurance Group, Inc.	11,472,290

	Regional Banks 3.8%
217,165	Esquire Financial Holdings, Inc.	25,866,523

	Research & Consulting Services 3.8%
240,096	BlackSky Technology, Inc.*	6,703,480
107,001	ICF International, Inc.	7,796,093
143,436	Willdan Group, Inc.*	11,345,788

		25,845,361

	Restaurants 1.2%
136,121	Kura Sushi USA, Inc., Class A*	7,835,125

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 1.9%
80,744	PDF Solutions, Inc.*	$5,715,868
96,709	Veeco Instruments, Inc.*	7,330,542

		13,046,410

	Semiconductors 2.3%
80,854	Ambiq Micro, Inc.*	7,139,408
1,812,464	indie Semiconductor, Inc., Class A*	8,137,964

		15,277,372

	Soft Drinks & Non-Alcoholic Beverages 0.8%
76,631	Vita Coco Co., Inc.*	5,068,374

	Systems Software 1.1%
198,030	A10 Networks, Inc.	7,398,401

	Technology Distributors 1.3%
370,385	Climb Global Solutions, Inc.	8,596,636

	Trading Companies & Distributors 3.2%
1,366,724	NPK International, Inc.*	21,744,579

	Transaction & Payment Processing Services 1.5%
587,378	Flywire Corp.*	10,320,231

	Total Common Stocks (cost $491,451,168)	660,560,913

	PREFERRED STOCKS 1.2%

	Textiles 1.2%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	7,935,494

	Total Preferred Stocks (cost $10,000,013)	7,935,494

	WARRANTS 0.0%

	Biotechnology 0.0%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	—

	Total Warrants (cost $322,404)	—

	Total Investments (cost $501,773,585) 99.3%§	668,496,407
	Other Assets less Liabilities 0.7%	4,393,315

	NET ASSETS 100.0%	$672,889,722

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2026 amounted to approximately $7,936,104 and represented 1.18% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.34%.

§§The aggregate value of illiquid holdings at June 30, 2026 amounted to approximately $5,848,404 and represented 0.87% of net assets.

See Notes to Schedules of Investments.

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2026, the Wasatch Micro Cap Fund’s investments were in the following countries:

Country	%
Canada	0.0
France	2.0
Israel	6.3
Sweden	1.8
United States	89.9

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.4%

	Aerospace & Defense 5.6%
377,749	Mildef Group AB	$7,193,568
323,788	Optex Systems Holdings, Inc.*	4,542,746
205,327	TAT Technologies Ltd.*	9,902,921

		21,639,235

	Agricultural & Farm Machinery 0.8%
19,028	Alamo Group, Inc.	3,129,916

	Application Software 5.4%
201,199	I3 Verticals, Inc., Class A*	4,297,611
262,535	Red Violet, Inc.*	16,728,730

		21,026,341

	Automotive Parts & Equipment 1.7%
1,355,257	Holley, Inc.*	3,455,905
36,210	Patrick Industries, Inc.	3,250,934

		6,706,839

	Communications Equipment 2.3%
116,206	Digi International, Inc.*	8,709,640

	Construction & Engineering 7.1%
103,842	Cardinal Infrastructure Group, Inc., Class A*	9,781,916
27,287	Granite Construction, Inc.	4,313,529
48,276	Limbach Holdings, Inc.*	3,717,252
561,252	Orion Group Holdings, Inc.*	9,440,259

		27,252,956

	Construction Materials 4.0%
677,457	Suncrete, Inc., Class A*	15,263,106

	Consumer Finance 1.1%
123,651	EZCORP, Inc., Class A*	4,274,615

	Education Services 2.1%
164,965	Lincoln Educational Services Corp.*	8,231,753

	Electrical Components & Equipment 2.0%
10,788	Preformed Line Products Co.	4,429,121
754,485	Rosebank Industries PLC*	3,319,030

		7,748,151

	Electronic Components 1.5%
17,192	Bel Fuse, Inc., Class B	5,725,624

	Electronic Equipment & Instruments 3.0%
468,921	Arlo Technologies, Inc.*	6,321,055
1,377,154	Powerfleet, Inc. NJ*	5,274,500

		11,595,555

	Electronic Manufacturing Services 2.7%
160,961	CTS Corp.	10,493,047

	Financial Exchanges & Data 0.5%
621,197	Open Lending Corp.*	1,931,923

	Food Distributors 1.7%
69,164	Chefs’ Warehouse, Inc.*	6,646,660

	Health Care Equipment 3.2%
4,258,635	AOTI, Inc.* §§	3,462,168
191,170	Axogen, Inc.*	8,830,142

		12,292,310

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 0.9%
33,514	Addus HomeCare Corp.*	$3,367,151

	Health Care Supplies 2.2%
52,171	Cerus Corp.*	152,339
31,688	UFP Technologies, Inc.*	8,401,440

		8,553,779

	Home Furnishing Retail 1.6%
233,306	Arhaus, Inc.	1,964,436
269,383	Bob’s Discount Furniture, Inc.*	4,261,639

		6,226,075

	Homebuilding 2.2%
98,134	Champion Homes, Inc.*	8,647,568

	Industrial Machinery & Supplies & Components 5.7%
334,836	Elmet Group Co.*	6,609,663
45,098	Graham Corp.*	5,582,681
27,617	Standex International Corp.	9,877,772

		22,070,116

	Investment Banking & Brokerage 2.7%
280,076	JDC Group AG*	7,264,336
204,003	Perella Weinberg Partners	3,255,888

		10,520,224

	Leisure Products 1.3%
763,508	Latham Group, Inc.*	4,939,897

	Life Sciences Tools & Services 1.6%
62,487	Mesa Laboratories, Inc.	6,220,581

	Oil & Gas Equipment & Services 2.2%
506,803	Atlas Energy Solutions, Inc.	8,417,998

	Packaged Foods & Meats 4.0%
350,464	Armanino Foods of Distinction, Inc.	3,627,303
176,366	LT Foods Ltd.	685,294
418,771	Mama’s Creations, Inc.*	7,475,062
363,102	Suja Life, Inc., Class A*	3,689,116

		15,476,775

	Pharmaceuticals 1.5%
814,349	Journey Medical Corp.*	5,765,591

	Property & Casualty Insurance 5.7%
352,744	American Integrity Insurance Group, Inc.	6,642,169
184,006	Bowhead Specialty Holdings, Inc.*	5,507,300
168,999	Skyward Specialty Insurance Group, Inc.*	9,861,092

		22,010,561

	Regional Banks 2.8%
26,211	Esquire Financial Holdings, Inc.	3,121,992
283,038	Finwise Bancorp*	4,104,051
88,996	Third Coast Bancshares, Inc.*	3,595,439

		10,821,482

	Research & Consulting Services 3.7%
69,451	ICF International, Inc.	5,060,200
384,543	Public Policy Holding Co., Inc.	2,849,463
79,598	Willdan Group, Inc.*	6,296,202

		14,205,865

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 1.5%
78,991	Veeco Instruments, Inc.*	$5,987,518

	Semiconductors 1.2%
1,046,484	indie Semiconductor, Inc., Class A*	4,698,713

	Soft Drinks & Non-Alcoholic Beverages 0.8%
43,899	Vita Coco Co., Inc.*	2,903,480

	Systems Software 1.2%
120,589	A10 Networks, Inc.	4,505,205

	Technology Distributors 1.0%
165,624	Climb Global Solutions, Inc.	3,844,133

	Trading Companies & Distributors 7.4%
253,381	ADENTRA, Inc.	6,905,112
55,654	DXP Enterprises, Inc.*	9,391,056
768,538	NPK International, Inc.*	12,227,440

		28,523,608

	Transaction & Payment Processing Services 1.5%
339,349	Flywire Corp.*	5,962,362

	Total Common Stocks (cost $254,477,176)	376,336,353

	Total Investments (cost $254,477,176) 97.4%§	376,336,353
	Other Assets less Liabilities 2.6%	9,916,613

	NET ASSETS 100.0%	$386,252,966

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.93%.

§§The aggregate value of illiquid holdings at June 30, 2026 amounted to approximately $3,462,168 and represented 0.90% of net assets.

See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Micro Cap Value Fund’s investments were in the following countries:

Country	%
Canada	1.9
Germany	1.9
India	0.2
Israel	2.6
Sweden	1.9
United Kingdom	0.9
United States	90.6

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.8%

	Aerospace & Defense 3.4%
481,075	Loar Holdings, Inc.*	$38,779,456

	Application Software 4.7%
333,975	Agilysys, Inc.*	34,900,388
1,800,259	CCC Intelligent Solutions Holdings, Inc.*	9,289,336
238,749	Procore Technologies, Inc.*	9,697,984

		53,887,708

	Asset Management & Custody Banks 1.6%
437,401	StepStone Group, Inc., Class A	18,090,905

	Automotive Parts & Equipment 2.0%
466,170	XPEL, Inc.*	23,122,032

	Automotive Retail 1.9%
549,997	Valvoline, Inc.*	21,746,881

	Broadline Retail 8.9%
1,094,725	Global-e Online Ltd.*	38,019,799
377,149	Ollie’s Bargain Outlet Holdings, Inc.*	28,995,215
1,378,824	Pattern Group, Inc., Class A*	34,732,577

		101,747,591

	Building Products 2.3%
203,567	AAON, Inc.	25,824,510

	Construction & Engineering 6.8%
335,462	Construction Partners, Inc., Class A*	39,842,822
183,035	Everus Construction Group, Inc.*	30,374,658
101,528	Limbach Holdings, Inc.*	7,817,656

		78,035,136

	Construction Machinery & Heavy Transportation Equipment 1.7%
151,473	Federal Signal Corp.	19,462,766

	Electronic Manufacturing Services 2.0%
41,401	Fabrinet*	23,270,674

	Health Care Equipment 1.9%
309,995	Axogen, Inc.*	14,318,669
112,586	TransMedics Group, Inc.*	7,477,962

		21,796,631

	Health Care Facilities 3.3%
237,122	Ensign Group, Inc.	38,010,657

	Health Care Services 6.8%
293,540	Addus HomeCare Corp.*	29,491,964
204,419	Billiontoone, Inc., Class A*	24,526,191
648,180	Pennant Group, Inc.*	23,950,251

		77,968,406

	Health Care Supplies 3.2%
139,559	UFP Technologies, Inc.*	37,001,278

	Home Improvement Retail 1.7%
320,550	Floor & Decor Holdings, Inc., Class A*	19,027,848

	Human Resource & Employment Services 0.3%
27,568	Paylocity Holding Corp.*	2,881,683

	Industrial Machinery & Supplies & Components 2.9%
51,217	RBC Bearings, Inc.*	32,986,821

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Insurance Brokers 1.0%
224,981	Goosehead Insurance, Inc., Class A*	$10,911,578

	Investment Banking & Brokerage 5.9%
463,729	Marex Group PLC	28,264,283
256,632	PJT Partners, Inc., Class A	38,736,034

		67,000,317

	Life Sciences Tools & Services 4.8%
69,239	Medpace Holdings, Inc.*	36,668,282
135,943	Repligen Corp.*	18,548,063

		55,216,345

	Managed Health Care 5.9%
752,084	HealthEquity, Inc.*	67,928,227

	Other Specialty Retail 1.4%
88,761	Five Below, Inc.*	15,958,340

	Packaged Foods & Meats 0.9%
179,713	Freshpet, Inc.*	10,624,633

	Pharmaceuticals 1.0%
178,241	Tarsus Pharmaceuticals, Inc.*	11,218,489

	Property & Casualty Insurance 1.6%
302,830	RLI Corp.	17,888,168

	Restaurants 3.4%
426,736	Dutch Bros, Inc., Class A*	30,643,912
153,846	Shake Shack, Inc., Class A*	8,618,453

		39,262,365

	Semiconductor Materials & Equipment 6.3%
173,611	Camtek Ltd.*	28,319,426
57,777	Nova Ltd.*	31,369,444
169,596	PDF Solutions, Inc.*	12,005,701

		71,694,571

	Systems Software 4.1%
401,794	JFrog Ltd.*	36,515,039
941,176	Netskope, Inc., Class A*	10,296,465

		46,811,504

	Trading Companies & Distributors 2.8%
279,535	SiteOne Landscape Supply, Inc.*	31,981,599

	Transaction & Payment Processing Services 3.3%
611,889	Flywire Corp.*	10,750,890
1,120,645	Paymentus Holdings, Inc., Class A*	27,074,783

		37,825,673

	Total Common Stocks (cost $828,666,555)	1,117,962,792

	PREFERRED STOCKS 1.2%

	Textiles 1.2%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	14,283,861

	Total Preferred Stocks (cost $17,999,987)	14,283,861

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $846,666,542) 99.0%	$1,132,246,653
	Other Assets less Liabilities 1.0%	11,248,094

	NET ASSETS 100.0%	$1,143,494,747

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of
1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2026 amounted to approximately
$14,283,861 and represented 1.25% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Small Cap Growth Fund’s investments were in the following countries:

Country	%
Israel	8.6
United Kingdom	2.5
United States	88.9

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Agricultural & Farm Machinery 1.3%
105,220	Alamo Group, Inc.	$17,307,638

	Agricultural Products & Services 1.0%
470,297	Del Monte Corp.	13,125,989

	Asset Management & Custody Banks 4.5%
671,577	Artisan Partners Asset Management, Inc., Class A	23,189,554
331,750	Cohen & Steers, Inc.	25,259,445
158,598	Hamilton Lane, Inc., Class A	12,502,280

		60,951,279

	Automotive Retail 2.3%
792,549	Valvoline, Inc.*	31,337,388

	Broadline Retail 1.9%
326,932	Ollie’s Bargain Outlet Holdings, Inc.*	25,134,532

	Building Products 5.4%
87,608	CSW Industrials, Inc.	24,381,306
445,136	Trex Co., Inc.*	22,274,606
302,989	UFP Industries, Inc.	27,493,222

		74,149,134

	Cargo Ground Transportation 1.6%
51,470	Saia, Inc.*	21,677,105

	Commercial Printing 1.4%
189,872	Cimpress PLC*	19,309,982

	Commodity Chemicals 1.6%
157,350	Hawkins, Inc.	22,359,435

	Construction & Engineering 1.4%
122,854	Granite Construction, Inc.	19,420,760

	Construction Machinery & Heavy Transportation Equipment 3.8%
295,244	Allison Transmission Holdings, Inc.	33,285,808
118,391	Oshkosh Corp.	18,170,651

		51,456,459

	Education Services 2.9%
159,002	Grand Canyon Education, Inc.*	22,754,776
390,705	Universal Technical Institute, Inc.*	16,710,453

		39,465,229

	Electrical Components & Equipment 1.9%
63,976	Preformed Line Products Co.	26,265,987

	Electronic Components 2.0%
79,609	Bel Fuse, Inc., Class B	26,512,981

	Electronic Equipment & Instruments 2.9%
1,723,479	Arlo Technologies, Inc.*	23,232,497
220,861	Ralliant Corp.	16,261,995

		39,494,492

	Electronic Manufacturing Services 3.4%
716,479	CTS Corp.	46,707,266

	Health Care Facilities 2.3%
194,070	Ensign Group, Inc.	31,109,421

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 1.9%
990,740	Pediatrix Medical Group, Inc.*	$25,095,444

	Health Care Supplies 2.2%
114,173	UFP Technologies, Inc.*	30,270,688

	Health Care Technology 0.9%
1,814,406	Certara, Inc.*	11,884,359

	Homebuilding 2.3%
353,559	Champion Homes, Inc.*	31,155,619

	Industrial Machinery & Supplies & Components 10.4%
69,495	Enpro, Inc.	26,194,750
76,635	ESCO Technologies, Inc.	26,825,315
245,913	Helios Technologies, Inc.	21,947,735
116,698	Kadant, Inc.	36,670,013
82,025	Standex International Corp.	29,337,882

		140,975,695

	Investment Banking & Brokerage 4.6%
552,770	Moelis & Co., Class A	36,162,213
226,428	StoneX Group, Inc.*	26,831,718

		62,993,931

	Life Sciences Tools & Services 2.3%
60,092	Medpace Holdings, Inc.*	31,824,122

	Managed Health Care 2.7%
405,271	HealthEquity, Inc.*	36,604,077

	Multi-Line Insurance 2.1%
562,567	Horace Mann Educators Corp.	29,056,586

	Oil & Gas Equipment & Services 1.5%
403,409	Cactus, Inc., Class A	20,666,643

	Other Specialized REIT’s 1.7%
389,941	EPR Properties	22,620,477

	Other Specialty Retail 1.4%
1,370,971	Sally Beauty Holdings, Inc.*	19,385,530

	Packaged Foods & Meats 1.0%
226,890	Freshpet, Inc.*	13,413,737

	Property & Casualty Insurance 2.9%
414,246	RLI Corp.	24,469,511
255,726	Skyward Specialty Insurance Group, Inc.*	14,921,612

		39,391,123

	Regional Banks 6.7%
175,145	Axos Financial, Inc.*	17,057,372
787,634	Bank OZK	41,027,855
205,550	Hancock Whitney Corp.	15,358,696
212,672	ServisFirst Bancshares, Inc.	18,449,296

		91,893,219

	Research & Consulting Services 0.7%
136,595	ICF International, Inc.	9,952,312

	Semiconductor Materials & Equipment 1.9%
98,683	Camtek Ltd.*	16,097,171
16,876	Nova Ltd.*	9,162,655

		25,259,826

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Soft Drinks & Non-Alcoholic Beverages 1.2%
254,526	Vita Coco Co., Inc.*	$16,834,350

	Specialized Consumer Services 4.0%
3,450,262	ADT, Inc.	22,426,703
418,961	Frontdoor, Inc.*	32,507,184

		54,933,887

	Technology Distributors 1.7%
452,407	ScanSource, Inc.*	23,565,881

	Trading Companies & Distributors 1.7%
139,124	DXP Enterprises, Inc.*	23,475,784

	Transaction & Payment Processing Services 1.9%
184,051	Euronet Worldwide, Inc.*	13,470,693
262,323	Shift4 Payments, Inc., Class A*	12,759,391

		26,230,084

	Total Common Stocks (cost $1,135,912,604)	1,353,268,451

	Total Investments (cost $1,135,912,604) 99.3%	1,353,268,451
	Other Assets less Liabilities 0.7%	10,046,677

	NET ASSETS 100.0%	$1,363,315,128

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Small Cap Value Fund’s investments were in the following countries:

Country	%
Israel	1.9
United States	98.1

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.5%

	Aerospace & Defense 2.9%
167,976	Loar Holdings, Inc.*	$13,540,545

	Application Software 3.3%
90,211	Agilysys, Inc.*	9,427,050
143,204	Procore Technologies, Inc.*	5,816,946

		15,243,996

	Biotechnology 10.6%
2,503,777	C4 Therapeutics, Inc.*	11,692,639
433,765	Dyne Therapeutics, Inc.*	9,633,921
431,224	Immatics NV*	4,368,299
124,557	Intellia Therapeutics, Inc.*	2,107,504
1,117,456	MacroGenics, Inc.*	5,162,647
1,487,369	Nkarta, Inc.*	4,209,254
299,841	Viking Therapeutics, Inc.*	11,696,797

		48,871,061

	Broadline Retail 5.0%
259,197	Global-e Online Ltd.*	9,001,912
103,911	Ollie’s Bargain Outlet Holdings, Inc.*	7,988,678
241,912	Pattern Group, Inc., Class A*	6,093,763

		23,084,353

	Building Products 3.3%
54,160	AAON, Inc.	6,870,737
163,149	Trex Co., Inc.*	8,163,976

		15,034,713

	Construction & Engineering 3.4%
58,404	Construction Partners, Inc., Class A*	6,936,643
51,656	Everus Construction Group, Inc.*	8,572,313

		15,508,956

	Construction Machinery & Heavy Transportation Equipment 1.6%
58,143	Federal Signal Corp.	7,470,794

	Electronic Manufacturing Services 1.7%
13,763	Fabrinet*	7,735,907

	Environmental & Facilities Services 3.7%
176,212	Casella Waste Systems, Inc., Class A*	17,087,278

	Footwear 1.5%
191,372	On Holding AG, Class A*	6,778,396

	Health Care Equipment 2.4%
223,752	AtriCure, Inc.*	6,260,581
68,538	TransMedics Group, Inc.*	4,552,294

		10,812,875

	Health Care Services 2.3%
88,572	Billiontoone, Inc., Class A*	10,626,869

	Health Care Supplies 2.0%
3,196,487	Cerus Corp.*	9,333,742

	Home Improvement Retail 1.8%
141,313	Floor & Decor Holdings, Inc., Class A*	8,388,340

	Industrial Machinery & Supplies & Components 3.0%
21,419	RBC Bearings, Inc.*	13,795,121

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Insurance Brokers 1.2%
117,387	Goosehead Insurance, Inc., Class A*	$5,693,269

	Internet Services & Infrastructure 2.5%
44,710	Snowflake, Inc.*	11,378,695

	Life Sciences Tools & Services 7.2%
561,637	Adaptive Biotechnologies Corp.*	12,047,113
8,639	Medpace Holdings, Inc.*	4,575,128
68,729	Repligen Corp.*	9,377,385
19,952	West Pharmaceutical Services, Inc.	7,162,768

		33,162,394

	Managed Health Care 4.4%
224,032	HealthEquity, Inc.*	20,234,570

	Other Specialty Retail 1.5%
37,455	Five Below, Inc.*	6,734,034

	Packaged Foods & Meats 3.6%
282,789	Freshpet, Inc.*	16,718,486

	Pharmaceuticals 3.0%
719,415	Aquestive Therapeutics, Inc.*	2,992,766
1,846,873	Esperion Therapeutics, Inc.*	5,836,119
461,876	Phathom Pharmaceuticals, Inc.*	5,011,355

		13,840,240

	Property & Casualty Insurance 1.2%
95,508	RLI Corp.	5,641,658

	Regional Banks 1.8%
162,796	Bank OZK	8,480,044

	Restaurants 2.3%
146,060	Dutch Bros, Inc., Class A*	10,488,569

	Semiconductor Materials & Equipment 8.8%
18,903	BE Semiconductor Industries NV	6,242,755
52,947	Camtek Ltd.*	8,636,715
43,400	Kulicke & Soffa Industries, Inc.	5,805,184
11,433	Nova Ltd.*	6,207,433
193,528	PDF Solutions, Inc.*	13,699,847

		40,591,934

	Semiconductors 3.1%
53,858	Lattice Semiconductor Corp.*	8,238,120
8,399	SiTime Corp.*	6,261,958

		14,500,078

	Systems Software 3.8%
156,029	JFrog Ltd.*	14,179,915
298,007	Netskope, Inc., Class A*	3,260,197

		17,440,112

	Trading Companies & Distributors 1.0%
39,721	SiteOne Landscape Supply, Inc.*	4,544,480

	Transaction & Payment Processing Services 1.6%
307,200	Paymentus Holdings, Inc., Class A*	7,421,952

	Total Common Stocks (cost $312,380,986)	440,183,461

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	PREFERRED STOCKS 2.6%

	Textiles 2.6%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	$11,903,229

	Total Preferred Stocks (cost $15,000,004)	11,903,229

	WARRANTS 1.0%

	Biotechnology 1.0%
810,000	C4 Therapeutics, Inc., expiring 9/30/2027* *** †	2,089,800
810,000	C4 Therapeutics, Inc., expiring 9/30/2030* *** †	2,405,700
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	—

		4,495,500

	Total Warrants (cost $1,476,171)	4,495,500

	Total Investments (cost $328,857,161) 99.1%§	456,582,190
	Other Assets less Liabilities 0.9%	4,376,847

	NET ASSETS 100.0%	$460,959,037

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2026 amounted to approximately $16,398,729 and represented 3.56% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.35%.

See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch Ultra Growth Fund’s investments were in the following countries:

Country	%
Germany	1.0
Israel	5.2
Netherlands	1.4
Switzerland	1.5
United States	90.9

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Aerospace & Defense 7.0%
2,547	HEICO Corp., Class A	$656,897
6,774	Loar Holdings, Inc.*	546,052

		1,202,949

	Application Software 8.5%
2,233	Circle Internet Group, Inc.*	139,853
2,461	Guidewire Software, Inc.*	302,826
3,559	Manhattan Associates, Inc.*	495,591
6,284	Procore Technologies, Inc.*	255,256
882	Tyler Technologies, Inc.*	257,949

		1,451,475

	Asset Management & Custody Banks 1.5%
3,240	Hamilton Lane, Inc., Class A	255,409

	Automotive Retail 2.8%
12,082	Valvoline, Inc.*	477,722

	Broadline Retail 2.8%
14,026	Global-e Online Ltd.*	487,123

	Building Products 5.6%
5,224	AAON, Inc.	662,717
3,283	Builders FirstSource, Inc.*	293,763

		956,480

	Cargo Ground Transportation 2.8%
1,120	Saia, Inc.*	471,699

	Construction & Engineering 3.3%
3,441	Everus Construction Group, Inc.*	571,034

	Electrical Components & Equipment 4.0%
2,834	AMETEK, Inc.	685,658

	Electronic Equipment & Instruments 3.6%
3,802	Novanta, Inc.*	616,837

	Electronic Manufacturing Services 2.2%
676	Fabrinet*	379,966

	Environmental & Facilities Services 2.5%
10,085	Rollins, Inc.	420,948

	Health Care Facilities 3.2%
3,436	Ensign Group, Inc.	550,791

	Home Improvement Retail 1.8%
5,169	Floor & Decor Holdings, Inc., Class A*	306,832

	Household Appliances 4.9%
5,498	SharkNinja, Inc.*	837,180

	Industrial Machinery & Supplies & Components 3.6%
965	RBC Bearings, Inc.*	621,518

	Investment Banking & Brokerage 3.6%
4,129	PJT Partners, Inc., Class A	623,231

	Life Sciences Tools & Services 9.7%
1,141	Medpace Holdings, Inc.*	604,262
3,199	Repligen Corp.*	436,472
1,739	West Pharmaceutical Services, Inc.	624,301

		1,665,035

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 6.2%
11,715	HealthEquity, Inc.*	$1,058,099

	Research & Consulting Services 3.9%
6,635	UL Solutions, Inc., Class A	675,841

	Restaurants 2.0%
1,925	Wingstop, Inc.	333,814

	Semiconductor Materials & Equipment 6.7%
3,436	Camtek Ltd.*	560,481
1,095	Nova Ltd.*	594,519

		1,155,000

	Semiconductors 1.7%
216	Monolithic Power Systems, Inc.	298,590

	Systems Software 3.4%
6,340	JFrog Ltd.*	576,179

	Transaction & Payment Processing Services 1.7%
12,314	Paymentus Holdings, Inc., Class A*	297,506

	Total Common Stocks (cost $14,476,104)	16,976,916

	Total Investments (cost $14,476,104) 99.0%	16,976,916
	Other Assets less Liabilities 1.0%	171,290

	NET ASSETS 100.0%	$17,148,206

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2026, the Wasatch U.S. Select Fund’s investments were in the following countries:

Country	%
Israel	9.7
United States	90.3

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2026 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 95.7%
$88,900,000	U.S. Treasury Bill, 3.714%, 4/15/27	$86,218,420
17,500,000	U.S. Treasury Note, 3.375%, 2/29/28	17,285,352
	Total U.S. Government Obligations (cost $103,754,943)	103,503,772

	Total Investments (cost $103,754,943) 95.7%	103,503,772
	Other Assets less Liabilities 4.3%	4,660,072

	NET ASSETS 100.0%	$108,163,844

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2026 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 22 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Frontier Emerging Small Countries Fund, Global Small Cap Value Fund, International Select Fund, International Small Cap Value Fund, International Value Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s Statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 21 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; U.S. Select Fund, which commenced operations on June 13, 2022; International Value Fund, which commenced operations on November 29, 2024; Global Small Cap Value Fund and International Small Cap Value Fund, which commenced operations on October 1, 2025. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Small Cap Value, Global Value, International Growth, International Opportunities, International Select, International Small Cap Value, International Value, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2026. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current spot exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing spot exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the period ended June 30, 2026.

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2026, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,513,554,190	$226,807,772	$109,725,486	$70,321,066	$19,951,767

Gross appreciation	$560,084,822	$73,407,910	$67,733,328	$37,226,271	$3,850,750
Gross (depreciation)	(133,398,257)	(24,618,649)	(4,400,068)	(1,794,778)	(461,600)

Net appreciation	$426,686,565	$48,789,261	$63,333,260	$35,431,493	$3,389,150

	Global Opportunities Fund	Global Select Fund	Global Small Cap Value Fund	Global Value Fund	International Growth Fund
Cost	$110,757,343	$10,613,166	$7,552,534	$122,036,268	$124,944,178

Gross appreciation	$44,446,583	$2,858,325	$1,038,271	$49,800,662	$45,786,276
Gross (depreciation)	(6,820,053)	(1,087,526)	(568,656)	(8,019,431)	(3,645,673)

Net appreciation	$37,626,530	$1,770,799	$469,615	$41,781,231	$42,140,603

	International Opportunities Fund	International Select Fund	International Small Cap Value Fund	International Value Fund	Long/Short Alpha Fund
Cost	$23,185,813	$3,249,671	$4,625,855	$15,986,396	$20,005,859

Gross appreciation	$5,855,495	$752,389	$723,419	$2,780,651	$18,938,523
Gross (depreciation)	(1,490,483)	(201,478)	(374,118)	(510,336)	(7,353,180)

Net appreciation	$4,365,012	$550,911	$349,301	$2,270,315	$11,585,343

	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund
Cost	$508,963,060	$254,799,913	$852,483,396	$1,150,326,315	$336,051,963

Gross appreciation	$192,213,390	$131,113,095	$323,346,135	$257,471,839	$131,590,464
Gross (depreciation)	(32,680,043)	(9,576,655)	(43,582,878)	(54,529,703)	(11,060,237)

Net appreciation	$159,533,347	$121,536,440	$279,763,257	$202,942,136	$120,530,227

	U.S. Select Fund	U.S. Treasury Fund
Cost	$14,758,916	$103,754,943

Gross appreciation	$3,363,938	$—
Gross (depreciation)	(1,145,938)	(251,171)
Net appreciation (depreciation)	$2,218,000	$(251,171)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2026 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 6/30/2026	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2026	Change in Unrealized Appreciation For the Period ended 6/30/2026
Core Growth Fund
Common Stock
Arhaus, Inc. *	$52,944,246	$—	$48,110,434	$—	$—	$(8,719,897)	$3,886,085

Micro Cap Fund
Common Stock
AOTI, Inc.	$4,125,109	$23,768	$28,723	$5,848,404	$—	$(13,364)	$1,741,614
Journey Medical Corp.	—	10,188,667	—	9,805,375	—	—	(383,292)
Smith Douglas Homes Corp.	8,440,208	3,409,773	2,094,346	8,178,453	—	(1,270,602)	(306,580)

	$12,565,317	$13,622,208	$2,123,069	$23,832,232	$—	$(1,283,966)	$1,051,742

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$13,263,149	$—	$—	$14,283,861	$—	$—	$1,020,712

Ultra Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$11,052,635	$—	$—	$11,903,229	$—	$—	$850,594

	Share Activity				Dividends Credited To Income for the Period ended 6/30/2026	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2026	Change in Unrealized Appreciation For the Period ended 6/30/2026
	Balance 9/30/2025	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2026
Core Growth Fund
Common Stock
Arhaus, Inc. *	4,980,644	—	4,980,644	—	$—	$(8,719,897)	$3,886,085

Micro Cap Fund
Common Stock
AOTI, Inc.	7,217,000	40,500	63,678	7,193,822	$—	$(13,364)	$1,741,614
Journey Medical Corp.	—	1,384,940	—	1,384,940	—	—	(383,292)
Smith Douglas Homes Corp.	477,928	175,503	127,147	526,284	—	(1,270,602)	(306,580)

	7,694,928	1,600,943	190,825	9,105,046	$—	$(1,283,966)	$1,051,742

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	$—	$—	$1,020,712

Ultra Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	$—	$—	$850,594

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the year ended September 30, 2025 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2026, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$—	0.00%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$610	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	7,935,494	1.18%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,403	—	0.00%
			$10,322,445	$7,936,104	1.18%

Small Cap Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$17,999,987	$14,283,861	1.25%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$11,903,229	2.58%
C4 Therapeutics Inc., Class A, expiring 9/30/2027	Warrants	10/16/2025	338,866	2,089,800	0.45%
C4 Therapeutics Inc., Class B, expiring 9/30/2030	Warrants	10/16/2025	510,619	2,405,700	0.52%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	—	0.00%
			$16,476,175	$16,398,729	3.55%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Core Growth Fund
	Assets
	Common Stocks	$2,940,240,755	$—	$—	$2,940,240,755

		$2,940,240,755	$—	$—	$2,940,240,755

	Emerging India Fund
	Assets
	Common Stocks
	Apparel Retail	$—	$5,578,155	$—	$5,578,155
	Asset Management & Custody Banks	—	17,373,742	—	17,373,742
	Automotive Retail	—	20,052,179	—	20,052,179
	Building Products	—	13,100,317	—	13,100,317
	Commodity Chemicals	—	4,389,113	—	4,389,113
	Computer & Electronics Retail	—	10,624,455	—	10,624,455
	Construction Machinery & Heavy Transportation Equipment	—	5,590,927	—	5,590,927
	Consumer Finance	—	44,453,166	—	44,453,166
	Diversified Banks	—	11,861,245	—	11,861,245

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Diversified Support Services	$—	$2,222,172	$—	2,222,172
	Electrical Components & Equipment	—	4,650,148	—	4,650,148
	Health Care Facilities	—	25,710,850	—	25,710,850
	Health Care Services	—	2,459,035	—	2,459,035
	Health Care Supplies	—	10,149,941	—	10,149,941
	Industrial Machinery & Supplies & Components	—	10,632,871	—	10,632,871
	Insurance Brokers	—	2,633,274	—	2,633,274
	Investment Banking & Brokerage	—	9,083,589	—	9,083,589
	Life Sciences Tools & Services	—	11,831,431	—	11,831,431
	Managed Health Care	—	10,190,052	—	10,190,052
	Other Specialty Retail	—	4,929,689	—	4,929,689
	Pharmaceuticals	—	16,650,243	—	16,650,243
	Regional Banks	—	17,307,576	—	17,307,576
	Restaurants	—	2,789,785	—	2,789,785
	Other	11,333,078	—	—	11,333,078

		$11,333,078	$264,263,955	$—	$275,597,033

Emerging Markets Select Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$—	$3,896,984	$—	$3,896,984
	Construction & Engineering	—	7,074,019	—	7,074,019
	Consumer Finance	—	14,301,528	—	14,301,528
	Electrical Components & Equipment	8,961,652	7,463,089	—	16,424,741
	Electronic Equipment & Instruments	—	12,206,523	—	12,206,523
	Health Care Facilities	—	7,546,211	—	7,546,211
	Heavy Electrical Equipment	—	1,475,176	—	1,475,176
	Hotels, Resorts & Cruise Lines	3,730,940	1,512,041	—	5,242,981
	Industrial Machinery & Supplies & Components	—	2,581,727	—	2,581,727
	Insurance Brokers	3,549,109	889,595	—	4,438,704
	Interactive Media & Services	—	2,323,185	—	2,323,185
	Investment Banking & Brokerage	—	1,871,708	—	1,871,708
	Life Sciences Tools & Services	—	7,655,918	—	7,655,918
	Marine Ports & Services	—	4,449,550	—	4,449,550
	Other Specialty Retail	—	2,934,643	—	2,934,643
	Pharmaceuticals	—	511,213	—	511,213
	Regional Banks	—	5,033,561	—	5,033,561
	Restaurants	—	1,879,797	—	1,879,797
	Semiconductor Materials & Equipment	—	14,122,233	—	14,122,233
	Semiconductors	—	13,343,781	—	13,343,781
	Technology Hardware, Storage & Peripherals	—	7,425,478	—	7,425,478
	Other	36,319,085	—	—	36,319,085

		$52,560,786	$120,497,960	$—	$173,058,746

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Aerospace & Defense	$1,033,508	$1,173,660	$—	$2,207,168
	Asset Management & Custody Banks	—	1,355,618	—	1,355,618
	Automotive Retail	—	612,388	—	612,388
	Building Products	—	2,104,449	—	2,104,449
	Communications Equipment	—	5,104,778	—	5,104,778
	Computer & Electronics Retail	—	1,166,939	—	1,166,939
	Construction & Engineering	—	4,886,046	—	4,886,046
	Consumer Finance	—	2,658,336	—	2,658,336
	Diversified Banks	—	7,301,695	—	7,301,695
	Electrical Components & Equipment	—	9,678,465	—	9,678,465
	Electronic Equipment & Instruments	—	9,185,064	—	9,185,064
	Health Care Facilities	—	885,617	—	885,617
	Health Care Services	—	1,118,022	—	1,118,022
	Heavy Electrical Equipment	—	5,934,350	—	5,934,350
	Human Resource & Employment Services	—	3,275,708	—	3,275,708

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Industrial Machinery & Supplies & Components	$—	$3,391,288	$—	3,391,288
	Insurance Brokers	4,661,331	502,592	—	5,163,923
	Investment Banking & Brokerage	—	1,038,882	—	1,038,882
	Life & Health Insurance	—	4,077,716	—	4,077,716
	Other Specialty Retail	—	980,876	—	980,876
	Pharmaceuticals	—	4,310,057	—	4,310,057
	Regional Banks	—	3,105,518	—	3,105,518
	Semiconductor Materials & Equipment	1,317,423	7,604,934	—	8,922,357
	Semiconductors	—	6,792,479	—	6,792,479
	Technology Hardware, Storage & Peripherals	—	3,317,484	—	3,317,484
	Other	7,177,336	—	—	7,177,336

		$14,189,598	$91,562,961	$—	$105,752,559

	Frontier Emerging Small Countries Fund
Assets
	Common Stocks
	Aerospace & Defense	$918,484	$452,082	$—	$1,370,566
	Asset Management & Custody Banks	—	1,509,047	—	1,509,047
	Computer & Electronics Retail	—	118,964	—	118,964
	Consumer Finance	—	1,677,318	—	1,677,318
	Diversified Banks	2,684,301	2,294,173	—	4,978,474
	Electrical Components & Equipment	—	1,769,891	—	1,769,891
	Heavy Electrical Equipment	—	1,114,103	—	1,114,103
	Human Resource & Employment Services	—	765,498	—	765,498
	Life & Health Insurance	—	1,082,449	—	1,082,449
	Marine Ports & Services	—	1,734,938	—	1,734,938
	Other	7,219,669	—	—	7,219,669

		$10,822,454	$12,518,463	$—	$23,340,917

	Global Opportunities Fund
Assets
	Common Stocks
	Aerospace & Defense	$1,532,315	$1,315,392	$—	$2,847,707
	Application Software	2,604,751	4,306,602	—	6,911,353
	Asset Management & Custody Banks	2,664,270	2,805,417	—	5,469,687
	Consumer Finance	—	4,830,095	—	4,830,095
	Diversified Metals & Mining	—	1,447,130	—	1,447,130
	Diversified Support Services	—	2,449,951	—	2,449,951
	Drug Retail	—	2,285,528	—	2,285,528
	Health Care Facilities	3,564,270	3,393,621	—	6,957,891
	Health Care Services	—	1,864,933	—	1,864,933
	Insurance Brokers	915,292	759,376	—	1,674,668
	Investment Banking & Brokerage	4,537,755	2,181,522	—	6,719,277
	Life Sciences Tools & Services	3,526,540	3,023,378	—	6,549,918
	Pharmaceuticals	—	398,084	—	398,084
	Regional Banks	2,743,789	4,950,941	—	7,694,730
	Research & Consulting Services	—	2,296,334	—	2,296,334
	Semiconductors	—	6,859,791	—	6,859,791
	Trading Companies & Distributors	—	11,039,803	—	11,039,803
	Other	70,086,993	—	—	70,086,993

		$92,175,975	$56,207,898	$—	$148,383,873

	Global Select Fund
Assets
	Common Stocks
	Casinos & Gaming	$—	$220,294	$—	$220,294
	Consumer Finance	—	530,013	—	530,013
	Electronic Equipment & Instruments	—	553,365	—	553,365
	Health Care Supplies	—	194,603	—	194,603
	Hotels, Resorts & Cruise Lines	—	163,693	—	163,693
	Interactive Media & Services	—	251,988	—	251,988
	Life Sciences Tools & Services	—	377,157	—	377,157

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Research & Consulting Services	$626,235	$280,553	$—	906,788
	Semiconductor Materials & Equipment	—	607,190	—	607,190
	Semiconductors	302,737	468,560	—	771,297
	Trading Companies & Distributors	436,674	181,705	—	618,379
	Other	7,189,198	—	—	7,189,198

		$8,554,844	$3,829,121	$—	$12,383,965

	Global Small Cap Value
Assets
	Common Stocks
	Aerospace & Defense	$159,982	$119,205	$—	$279,187
	Asset Management & Custody Banks	161,364	96,905	—	258,269
	Broadline Retail	264,361	95,672	—	360,033
	Commodity Chemicals	—	108,910	—	108,910
	Communications Equipment	—	187,175	—	187,175
	Construction & Engineering	89,166	395,236	—	484,402
	Electrical Components & Equipment	—	141,837	—	141,837
	Electronic Equipment & Instruments	—	290,946	—	290,946
	Food Retail	—	98,555	—	98,555
	Health Care Equipment	200,539	221,315	—	421,854
	Health Care Facilities	—	189,967	—	189,967
	Health Care Supplies	—	132,823	—	132,823
	Heavy Electrical Equipment	—	157,531	—	157,531
	Human Resource & Employment Services	91,535	89,888	—	181,423
	Industrial Machinery & Supplies & Components	—	97,477	—	97,477
	Internet Services & Infrastructure	—	72,386	—	72,386
	Investment Banking & Brokerage	462,695	156,138	—	618,833
	IT Consulting & Other Services	74,001	348,163	—	422,164
	Other Specialty Retail	—	108,890	—	108,890
	Pharmaceuticals	—	58,115	—	58,115
	Real Estate Services	—	113,742	—	113,742
	Research & Consulting Services	133,750	164,219	—	297,969
	Semiconductors	—	223,890	—	223,890
	Specialty Chemicals	—	85,162	—	85,162
	Steel	—	165,553	—	165,553
	Trading Companies & Distributors	292,209	242,723	—	534,932
	Other	1,930,124	—	—	1,930,124

		$3,859,726	$4,162,423	$—	$8,022,149

	Global Value Fund
Assets
	Common Stocks
	Diversified Banks	$23,662,540	$4,988,760	$—	$28,651,300
	Diversified Metals & Mining	—	3,609,595	—	3,609,595
	Gas Utilities	—	4,106,090	—	4,106,090
	Integrated Oil & Gas	7,690,350	6,031,387	—	13,721,737
	Integrated Telecommunication Services	6,153,480	2,590,209	—	8,743,689
	Multi-Line Insurance	—	4,835,559	—	4,835,559
	Paper Products	—	2,915,813	—	2,915,813
	Passenger Airlines	—	4,106,480	—	4,106,480
	Pharmaceuticals	6,857,190	8,656,611	—	15,513,801
	Real Estate Operating Companies	—	3,158,058	—	3,158,058
	Reinsurance	—	3,071,532	—	3,071,532
	Technology Hardware, Storage & Peripherals	—	2,565,316	—	2,565,316
	Tobacco	—	5,007,514	—	5,007,514
	Other	63,811,015	—	—	63,811,015

		$108,174,575	$55,642,924	$—	$163,817,499

	International Growth Fund
Assets
	Common Stocks
	Aerospace & Defense	$1,762,491	$3,045,081	$—	$4,807,572

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Application Software	$—	$4,300,793	$—	4,300,793
	Asset Management & Custody Banks	—	2,577,915	—	2,577,915
	Building Products	6,423,411	67,065	—	6,490,476
	Casinos & Gaming	—	4,004,125	—	4,004,125
	Communications Equipment	—	2,826,733	—	2,826,733
	Construction & Engineering	—	5,743,124	—	5,743,124
	Construction Machinery & Heavy Transportation Equipment	—	2,224,309	—	2,224,309
	Construction Materials	—	812,198	—	812,198
	Consumer Finance	—	2,670,910	—	2,670,910
	Diversified Banks	—	1,470,679	—	1,470,679
	Diversified Metals & Mining	—	2,389,908	—	2,389,908
	Diversified Real Estate Activities	—	3,018,409	—	3,018,409
	Diversified Support Services	—	2,270,431	—	2,270,431
	Drug Retail	—	2,553,728	—	2,553,728
	Electrical Components & Equipment	—	5,698,348	—	5,698,348
	Electronic Components	—	2,368,764	—	2,368,764
	Electronic Equipment & Instruments	—	11,012,318	—	11,012,318
	Health Care Distributors	—	1,695,674	—	1,695,674
	Health Care Facilities	—	1,846,818	—	1,846,818
	Health Care Supplies	—	5,012,810	—	5,012,810
	Heavy Electrical Equipment	—	4,806,282	—	4,806,282
	Human Resource & Employment Services	—	3,135,820	—	3,135,820
	Industrial Machinery & Supplies & Components	—	5,555,878	—	5,555,878
	Interactive Media & Services	—	822,332	—	822,332
	Investment Banking & Brokerage	3,434,715	8,167,439	—	11,602,154
	Life & Health Insurance	—	3,409,048	—	3,409,048
	Other Specialty Retail	—	5,566,726	—	5,566,726
	Pharmaceuticals	—	848,893	—	848,893
	Regional Banks	2,348,517	3,363,418	—	5,711,935
	Research & Consulting Services	—	2,601,369	—	2,601,369
	Semiconductor Materials & Equipment	2,712,359	5,056,919	—	7,769,278
	Semiconductors	—	3,286,876	—	3,286,876
	Specialty Chemicals	1,387,964	2,514,929	—	3,902,893
	Trading Companies & Distributors	—	20,166,685	—	20,166,685
	Other	12,102,570	—	—	12,102,570

		$30,172,027	$136,912,754	$—	$167,084,781

International Opportunities Fund
Assets
Common Stocks
	Aerospace & Defense	$788,695	$342,562	$—	$1,131,257
	Apparel Retail	—	400,296	—	400,296
	Application Software	—	449,048	—	449,048
	Asset Management & Custody Banks	939,085	1,046,868	—	1,985,953
	Automotive Retail	—	851,976	—	851,976
	Building Products	—	444,146	—	444,146
	Communications Equipment	—	754,416	—	754,416
	Computer & Electronics Retail	—	287,442	—	287,442
	Construction & Engineering	—	1,744,536	—	1,744,536
	Consumer Finance	—	1,188,400	—	1,188,400
	Distributors	—	436,341	—	436,341
	Diversified Banks	—	589,102	—	589,102
	Diversified Support Services	401,815	600,404	—	1,002,219
	Drug Retail	—	499,571	—	499,571
	Electrical Components & Equipment	—	263,270	—	263,270
	Electronic Components	—	682,854	—	682,854
	Electronic Equipment & Instruments	—	2,401,193	—	2,401,193
	Health Care Equipment	—	256,853	—	256,853
	Health Care Services	—	438,406	—	438,406
	Health Care Technology	—	236,820	—	236,820
	Industrial Machinery & Supplies & Components	—	241,261	—	241,261

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Internet Services & Infrastructure	$—	$300,757	$—	300,757
	Investment Banking & Brokerage	996,214	585,997	—	1,582,211
	IT Consulting & Other Services	284,909	1,049,720	—	1,334,629
	Managed Health Care	—	426,553	—	426,553
	Real Estate Services	—	463,404	—	463,404
	Semiconductor Materials & Equipment	—	910,475	—	910,475
	Semiconductors	—	731,510	—	731,510
	Specialized Finance	—	414,899	—	414,899
	Technology Hardware, Storage & Peripherals	—	520,279	—	520,279
	Trading Companies & Distributors	794,479	393,972	—	1,188,451
	Other	3,392,297	—	—	3,392,297

		$7,597,494	$19,953,331	$—	$27,550,825

	International Select Fund
	Assets
	Common Stocks
	Aerospace & Defense	$101,166	$79,720	$—	$180,886
	Building Products	—	74,209	—	74,209
	Casinos & Gaming	—	149,323	—	149,323
	Construction & Engineering	104,957	184,916	—	289,873
	Construction Machinery & Heavy Transportation Equipment	107,186	170,412	—	277,598
	Diversified Banks	—	196,586	—	196,586
	Electrical Components & Equipment	—	145,134	—	145,134
	Electronic Equipment & Instruments	—	200,738	—	200,738
	Health Care Supplies	—	60,960	—	60,960
	Industrial Machinery & Supplies & Components	—	172,315	—	172,315
	Interactive Home Entertainment	—	33,632	—	33,632
	Interactive Media & Services	—	78,782	—	78,782
	Oil & Gas Storage & Transportation	—	36,027	—	36,027
	Other Specialty Retail	—	166,313	—	166,313
	Regional Banks	—	101,841	—	101,841
	Research & Consulting Services	—	35,456	—	35,456
	Semiconductor Materials & Equipment	—	359,756	—	359,756
	Soft Drinks & Non-Alcoholic Beverages	—	187,279	—	187,279
	Trading Companies & Distributors	172,211	45,495	—	217,706
	Other	836,168	—	—	836,168

		$1,321,688	$2,478,894	$—	$3,800,582

	International Small Cap Value
	Assets
	Common Stocks
	Aerospace & Defense	$173,465	$101,535	$—	$275,000
	Asset Management & Custody Banks	72,596	93,237	—	165,833
	Broadline Retail	—	94,823	—	94,823
	Commodity Chemicals	—	100,172	—	100,172
	Communications Equipment	—	191,244	—	191,244
	Construction & Engineering	—	389,866	—	389,866
	Electrical Components & Equipment	—	136,404	—	136,404
	Electronic Equipment & Instruments	—	263,594	—	263,594
	Food Retail	—	80,219	—	80,219
	Health Care Equipment	—	183,648	—	183,648
	Health Care Facilities	—	124,756	—	124,756
	Health Care Supplies	—	132,757	—	132,757
	Heavy Electrical Equipment	—	147,146	—	147,146
	Human Resource & Employment Services	—	89,428	—	89,428
	Industrial Machinery & Supplies & Components	—	48,418	—	48,418
	Internet Services & Infrastructure	—	69,327	—	69,327
	Investment Banking & Brokerage	281,435	132,497	—	413,932
	IT Consulting & Other Services	—	305,795	—	305,795
	Other Specialty Retail	—	108,636	—	108,636
	Packaged Foods & Meats	—	33,774	—	33,774

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Pharmaceuticals	$—	$61,154	$—	61,154
	Real Estate Services	—	111,937	—	111,937
	Research & Consulting Services	72,762	153,022	—	225,784
	Semiconductors	—	243,551	—	243,551
	Specialty Chemicals	—	61,317	—	61,317
	Steel	—	174,401	—	174,401
	Trading Companies & Distributors	61,099	243,425	—	304,524
	Other	437,716	—	—	437,716

		$1,099,073	$3,876,083	$—	$4,975,156

	International Value Fund
	Assets
	Common Stocks
	Building Products	$—	$208,653	$—	$208,653
	Diversified Banks	573,888	4,048,749	—	4,622,637
	Diversified Metals & Mining	—	417,630	—	417,630
	Electronic Manufacturing Services	—	527,541	—	527,541
	Gas Utilities	—	689,572	—	689,572
	Health Care Distributors	—	396,956	—	396,956
	Industrial Machinery & Supplies & Components	—	419,822	—	419,822
	Integrated Oil & Gas	373,417	1,495,137	—	1,868,554
	Integrated Telecommunication Services	—	607,273	—	607,273
	Multi-Line Insurance	—	678,933	—	678,933
	Multi-Utilities	—	644,905	—	644,905
	Paper Products	—	373,754	—	373,754
	Passenger Airlines	—	527,726	—	527,726
	Pharmaceuticals	—	1,585,122	—	1,585,122
	Real Estate Development	—	463,643	—	463,643
	Real Estate Operating Companies	—	406,189	—	406,189
	Regional Banks	—	518,166	—	518,166
	Reinsurance	—	404,884	—	404,884
	Soft Drinks & Non-Alcoholic Beverages	—	484,872	—	484,872
	Specialty Chemicals	—	378,480	—	378,480
	Tobacco	—	949,107	—	949,107
	Other	1,082,292	—	—	1,082,292

		$2,029,597	$16,227,114	$—	$18,256,711

	Long/Short Alpha Fund
	Assets
	Common Stocks	$49,290,255	$—	$—	$49,290,255
	Warrants	—	—	—	—

		$49,290,255	$—	$—	$49,290,255

	Other Financial Instruments
	Securities Sold Short	$(17,699,053)	$—	$—	$(17,699,053)

	Micro Cap Fund
	Assets
	Common Stocks
	Aerospace & Defense	$30,305,869	$13,220,150	$—	$43,526,019
	Biotechnology	7,120,969	—	610	7,121,579
	Electronic Equipment & Instruments	36,569,039	16,862,253	—	53,431,292
	Health Care Equipment	13,560,876	5,848,404	—	19,409,280
	Other	537,072,743	—	—	537,072,743
	Preferred Stocks	—	—	7,935,494	7,935,494
	Warrants	—	—	—	—

		$624,629,496	$35,930,807	$7,936,104	$668,496,407

	Micro Cap Value Fund
	Assets
	Common Stocks
	Electrical Components & Equipment	$4,429,121	$3,319,030	$—	$7,748,151
	Health Care Equipment	8,830,142	3,462,168	—	12,292,310
	Packaged Foods & Meats	14,791,481	685,294	—	15,476,775
	Other	340,819,117	—	—	340,819,117

		$368,869,861	$7,466,492	$—	$376,336,353

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2026
	Small Cap Growth Fund
	Assets
	Common Stocks	$1,117,962,792	$—	$—	$1,117,962,792
	Preferred Stocks	—	—	14,283,861	14,283,861

		$1,117,962,792	$—	$14,283,861	$1,132,246,653

	Small Cap Value Fund
	Assets
	Common Stocks	$1,353,268,451	$—	$—	$1,353,268,451

		$1,353,268,451	$—	$—	$1,353,268,451

	Ultra Growth Fund
	Assets
	Common Stocks
	Semiconductor Materials & Equipment	$34,349,179	$6,242,755	$—	$40,591,934
	Other	399,591,527	—	—	399,591,527
	Preferred Stocks	—	—	11,903,229	11,903,229
	Warrants	—	—	4,495,500	4,495,500

		$433,940,706	$6,242,755	$16,398,729	$456,582,190

	U.S. Select Fund
	Assets
	Common Stocks	$16,976,916	$—	$—	$16,976,916

		$16,976,916	$—	$—	$16,976,916

	U.S. Treasury Fund
	Assets
	U.S Government Obligations	$—	$103,503,772	$—	$103,503,772

		$—	$103,503,772	$—	$103,503,772

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2026:

Fund	Market Value Beginning Balance 9/30/2025	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 6/30/2026	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 6/30/2026
Long/Short Alpha Fund
Warrants	$26,786	$—	$—	$—	$—	$(26,786)	$—	$—	$—	$(26,786)

	$26,786	$—	$—	$—	$—	$(26,786)	$—	$—	$—	(26,786)

Micro Cap Fund
Common Stocks	$4,880,240	$—	$(3,700,005)	$—	$—	$(1,179,625)	$—	$—	$610	$(5,490)
Preferred Stocks	7,368,430	—	—	—	—	567,064	—	—	7,935,494	567,064
Warrants	233,542	—	—	—	—	(233,542)	—	—	$—	(233,542)

	$12,482,212	$—	$(3,700,005)	$—	$—	$(846,103)	$—	$—	$7,936,104	$328,032

Micro Cap Value Fund
Common Stocks	$3,293,330	$—	$(2,499,998)	$—	$—	$(793,332)	$—	$—	$—	$—

	$3,293,330	$—	$(2,499,998)	$—	$—	$(793,332)	$—	$—	$—	$—

Small Cap Growth Fund
Preferred Stocks	$13,263,149	$—	$—	$—	$—	$1,020,712	$—	$—	$14,283,861	$1,020,712

	$13,263,149	$—	$—	$—	$—	$1,020,712	$—	$—	$14,283,861	$1,020,712

Ultra Growth Fund
Preferred Stocks	$11,052,635	$—	$—	$—	$—	$850,594	$—	$—	$11,903,229	$850,594
Warrants	453,958	849,485	—	—	—	3,192,057	—	—	4,495,500	3,192,057

	$11,506,593	$849,485	$—	$—	$—	$4,042,651	$—	$—	$16,398,729	$4,042,651

WASATCH FUNDS – Notes to Schedule of Investments (continued)	JUNE 30, 2026 (UNAUDITED)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/2026	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Fund	Direct Venture Capital Investments: Textiles	$7,935,494	Market comparable companies	EV/R* multiple	0.7 4.3 (2.0)
				Discount for lack of marketability	46%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$14,283,861	Market comparable companies	EV/R* multiple	0.7 -4.3 (2.0)
				Discount for lack of marketability	46%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$11,903,229	Market comparable companies	EV/R* multiple	0.7 - 4.3 (2.0)
				Discount for lack of marketability	46%

Ultra Growth Fund	Warrant: Biotechnology	$2,089,800	Black Scholes	Volatility	40%

Ultra Growth Fund	Warrant: Biotechnology	$2,405,700	Black Scholes	Volatility	40%

*Enterprise-Value-To-Revenue	Multiple (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.